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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

ING VP Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 59.4%
		Advertising: 0.5%
1,800	@, L	Catalina Marketing Corp.	$58,302
1,800	@, L	inVentiv Health, Inc.	78,876
115,300	L	Omnicom Group	5,544,777
			5,681,955
		Aerospace/Defense: 2.1%
1,400	@, L	AAR Corp.	42,476
22,100	L	Boeing Co.	2,320,279
2,300		Curtiss-Wright Corp.	109,250
2,500	L	DRS Technologies, Inc.	137,800
1,300	@, L	Esterline Technologies Corp.	74,165
1,900	@, L	Gencorp, Inc.	22,724
46,500		General Dynamics Corp.	3,927,855
800		Kaman Corp.	27,648
45,900		Lockheed Martin Corp.	4,979,691
1,500	@, L	Moog, Inc.	65,910
75,340		Raytheon Co.	4,808,199
300	@, L	Sequa Corp.	49,734
1,800	@, L	Teledyne Technologies, Inc.	96,102
700		Triumph Group, Inc.	57,197
86,910		United Technologies Corp.	6,994,517
			23,713,547
		Agriculture: 0.8%
6,600	@	Alliance One International, Inc.	43,164
91,805		Altria Group, Inc.	6,383,202
12,800		Archer-Daniels-Midland Co.	423,424
2,600		Universal Corp.	127,270
39,400	L	UST, Inc.	1,954,240
			8,931,300
		Airlines: 0.0%
3,800	@, L	Airtran Holdings, Inc.	37,392
1,200	@, L	Alaska Air Group, Inc.	27,708
2,700	@	Frontier Airlines Holdings, Inc.	16,713
3,300	@, L	JetBlue Airways Corp.	30,426
2,500	@, L	Mesa Air Group, Inc.	11,100
4,495		Skywest, Inc.	113,139
			236,478
		Apartments: 0.1%
11,140	L	Archstone-Smith Trust	669,960
1,280		Essex Property Trust, Inc.	150,490
600		Mid-America Apartment Communities, Inc.	29,910
			850,360
		Apparel: 0.7%
104,500	@	Coach, Inc.	4,939,715
4,700	@, L	CROCS, Inc.	316,075
800	@, L	Deckers Outdoor Corp.	87,840
2,000	@	Gymboree Corp.	70,480
7,400	@	Hanesbrands, Inc.	207,644
4,200	@, L	Iconix Brand Group, Inc.	99,918
1,400	L	Kellwood Co.	23,870
1,400		K-Swiss, Inc.	32,074
900	@, L	Maidenform Brands, Inc.	14,292
600	L	Oxford Industries, Inc.	21,672
4,300	L	Phillips-Van Heusen	225,664
17,000		Polo Ralph Lauren Corp.	1,321,750
7,600	@, L	Quiksilver, Inc.	108,680
1,800	@	Skechers USA, Inc.	39,780
1,000	@, L	Volcom, Inc.	42,520
2,200	@	Warnaco Group, Inc.	85,954
4,100		Wolverine World Wide, Inc.	112,340
			7,750,268
		Auto Manufacturers: 0.4%
124,200	@, L	Ford Motor Co.	1,054,458
17,900	L	General Motors Corp.	656,930
5,000		Oshkosh Truck Corp.	309,850
26,500	L	Paccar, Inc.	2,259,125
1,400		Wabash National Corp.	15,806
			4,296,169
		Auto Parts & Equipment: 0.1%
1,500	L	BorgWarner, Inc.	137,295
2,500		Johnson Controls, Inc.	295,275
900	@, L	Keystone Automotive Industries, Inc.	42,984

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Auto Parts & Equipment (continued)
3,600	@, L	Lear Corp.	$115,560
1,700	L	Standard Motor Products, Inc.	15,980
1,400		Superior Industries International	30,366
			637,460
		Banks: 3.3%
1,000		Alabama National Bancorp.	77,920
10,300		Associated Banc-Corp.	305,189
292,835		Bank of America Corp.	14,720,799
2,000	L	Bank of Hawaii Corp.	105,700
900	L	Boston Private Financial Holdings, Inc.	25,056
1,200	L	Cascade Bancorp.	26,712
5,500	L	Cathay General Bancorp.	177,155
1,700	L	Central Pacific Financial Corp.	49,640
1,600	L	Chittenden Corp.	56,256
18,400	L	Colonial BancGroup, Inc.	397,808
35,100		Comerica, Inc.	1,799,928
3,700	L	Corus Bankshares, Inc.	48,174
4,592	L	East-West Bancorp., Inc.	165,128
3,800	@@, L	First Bancorp.	36,100
1,200	L	First Financial Bancorp.	15,336
800		First Indiana Corp.	25,056
4,100		First Midwest Bancorp., Inc.	140,056
10,700	L	FirstMerit Corp.	211,432
3,600	L	Fremont General Corp.	14,040
4,400		Frontier Financial Corp.	102,652
700	L	Glacier Bancorp., Inc.	15,764
2,400	L	Greater Bay Bancorp.	66,240
5,300		Hanmi Financial Corp.	82,097
4,900		Independent Bank Corp.	54,145
2,200	L	Irwin Financial Corp.	24,244
1,200		Nara Bancorp., Inc.	18,744
1,100	L	PrivateBancorp, Inc.	38,324
1,600	L	Prosperity Bancshares, Inc.	53,056
3,900	L	Provident Bankshares Corp.	122,187
107,300		Regions Financial Corp.	3,163,204
1,000	@, L	Signature Bank	35,230
2,300		South Financial Group, Inc.	52,302
4,100		State Street Corp.	279,456
1,500	L	Sterling Bancshares, Inc.	17,115
1,200		Sterling Financial Corp.	32,292
2,900	L	Susquehanna Bancshares, Inc.	58,290
500	@, L	SVB Financial Group	23,680
1,200	L	TCF Financial Corp.	31,416
7,400		UCBH Holdings, Inc.	129,352
4,100		Umpqua Holdings Corp.	82,041
5,300	L	United Bankshares, Inc.	161,332
900	L	United Community Banks, Inc.	22,068
93,850		Wachovia Corp.	4,706,578
5,500	L	Webster Financial Corp.	231,660
222,400		Wells Fargo & Co.	7,921,888
5,900		Whitney Holding Corp.	155,642
3,800	L	Wilmington Trust Corp.	147,820
2,500		Wilshire Bancorp., Inc.	27,425
800	L	Wintrust Financial Corp.	34,152
			36,287,881
		Beverages: 1.3%
132,500		Anheuser-Busch Cos., Inc.	6,623,675
52,900		Coca-Cola Co.	3,040,163
2,400	@, L	Hansen Natural Corp.	136,032
50,200		Pepsi Bottling Group, Inc.	1,865,934
11,200	L	PepsiAmericas, Inc.	363,328
36,800		PepsiCo, Inc.	2,695,968
			14,725,100
		Biotechnology: 0.5%
1,500	@, L	Affymetrix, Inc.	38,055
39,200	@	Amgen, Inc.	2,217,544
2,400	@, L	Arqule, Inc.	17,112
13,500	@, L	Biogen Idec, Inc.	895,455
15,500	@, L	Celgene Corp.	1,105,305
900	@, L	Charles River Laboratories International, Inc.	50,535
2,300	@	CryoLife, Inc.	21,735
2,800	@, L	Enzo Biochem, Inc.	31,780
7,200	@	Genzyme Corp.	446,112
700	@, L	Integra LifeSciences Holdings Corp.	34,006
3,000	@	Invitrogen Corp.	245,190
1,630	@, L	Lifecell Corp.	61,239
1,700	@, L	Martek Biosciences Corp.	49,351
21,600	@, L	Millennium Pharmaceuticals, Inc.	219,240

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
3,800	@, L	PDL BioPharma, Inc.	$82,118
4,100	@, L	Regeneron Pharmaceuticals, Inc.	72,980
2,800	@, L	Savient Pharmaceuticals, Inc.	40,740
4,600	@, L	Vertex Pharmaceuticals, Inc.	176,686
			5,805,183
		Building Materials: 0.1%
2,000		Apogee Enterprises, Inc.	51,880
1,700	@	Drew Industries, Inc.	69,156
2,300	L	Florida Rock Industries, Inc.	143,727
1,000		Gibraltar Industries, Inc.	18,500
4,500	L	Lennox International, Inc.	152,100
1,200	L	Martin Marietta Materials, Inc.	160,260
1,300	@, L	NCI Building Systems, Inc.	56,173
2,600		Simpson Manufacturing Co., Inc.	82,810
1,500	L	Texas Industries, Inc.	117,750
1,700	L	Universal Forest Products, Inc.	50,830
			903,186
		Chemicals: 1.0%
3,300		Air Products & Chemicals, Inc.	322,608
2,400		Airgas, Inc.	123,912
700		Albemarle Corp.	30,940
900		Arch Chemicals, Inc.	42,192
7,300	L	Cabot Corp.	259,369
700		Cytec Industries, Inc.	47,873
20,200		Dow Chemical Co.	869,812
6,900		Ecolab, Inc.	325,680
6,000		EI DuPont de Nemours & Co.	297,360
1,400		Ferro Corp.	27,972
1,600		FMC Corp.	83,232
1,700	L	Georgia Gulf Corp.	23,630
4,400	L	HB Fuller Co.	130,592
4,700		Lubrizol Corp.	305,782
11,900		Lyondell Chemical Co.	551,565
1,900		Minerals Technologies, Inc.	127,300
49,400		Monsanto Co.	4,235,556
12,100	L	Olin Corp.	270,798
1,500	@	OM Group, Inc.	79,215
500		Penford Corp.	18,850
6,500	@, L	PolyOne Corp.	48,555
6,100	L	PPG Industries, Inc.	460,855
3,700		Praxair, Inc.	309,912
800		Quaker Chemical Corp.	18,816
700	L	Schulman A, Inc.	13,811
2,100		Sensient Technologies Corp.	60,627
33,100	L	Sigma-Aldrich Corp.	1,613,294
3,100		Tronox, Inc.	27,993
900		Valspar Corp.	24,489
			10,752,590
		Coal: 0.0%
4,000		Arch Coal, Inc.	134,960
5,700	L	Massey Energy Co.	124,374
			259,334
		Commercial Services: 0.7%
1,700		Aaron Rents, Inc.	37,910
2,400		ABM Industries, Inc.	47,952
1,300	L	Administaff, Inc.	47,190
3,700	@	Alliance Data Systems Corp.	286,528
1,500	@, L	AMN Healthcare Services, Inc.	28,095
4,900	@, L	Apollo Group, Inc. - Class A	294,735
2,300	L	Arbitron, Inc.	104,282
500	@, L	Bankrate, Inc.	23,060
2,000		Bowne & Co., Inc.	33,320
1,600	@	Bright Horizons Family Solutions, Inc.	68,544
4,300	@, L	Career Education Corp.	120,357
1,500	L	Chemed Corp.	93,240
3,900	@, W, L	ChoicePoint, Inc.	147,888
1,200	@	Coinstar, Inc.	38,604
300	@, L	Consolidated Graphics, Inc.	18,837
54,200	@	Convergys Corp.	940,912
1,700	@, L	Corinthian Colleges, Inc.	27,047
1,700		Corporate Executive Board Co.	126,208
600	L	CPI Corp.	23,112
900	@	Cross Country Healthcare, Inc.	15,723
1,100	L	Deluxe Corp.	40,524
3,700	L	DeVry, Inc.	136,937
5,700	@	Gartner, Inc.	139,422
2,250	L	Healthcare Services Group	45,608
1,100	@, L	Heidrick & Struggles International, Inc.	40,095

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
2,000	@	ITT Educational Services, Inc.	$243,380
1,400		Kelly Services, Inc.	27,734
500	@, L	Kendle International, Inc.	20,765
5,500	@, L	Korn/Ferry International	90,805
3,300	@, L	Labor Ready, Inc.	61,083
3,500	@, L	Live Nation, Inc.	74,375
5,700		Manpower, Inc.	366,795
1,400	L	MAXIMUS, Inc.	61,012
26,100		McKesson Corp.	1,534,419
1,500	@, L	Midas, Inc.	28,305
12,900	@, L	MPS Group, Inc.	143,835
3,500	@	Navigant Consulting, Inc.	44,310
1,400	@, L	On Assignment, Inc.	13,076
1,400	@	Parexel International Corp.	57,778
3,100		Pharmaceutical Product Development, Inc.	109,864
600	@, L	Pharmanet Development Group	17,418
1,100	@, L	Pre-Paid Legal Services, Inc.	61,006
4,200	@, L	Quanta Services, Inc.	111,090
8,700		Robert Half International, Inc.	259,782
2,200	L	Rollins, Inc.	58,718
5,000	L	Sotheby’s	238,950
6,100	@, L	Spherion Corp.	50,386
600	L	Strayer Education, Inc.	101,178
3,200	@, L	United Rentals, Inc.	102,944
700	@, L	Universal Technical Institute, Inc.	12,600
6,100	@, L	Valassis Communications, Inc.	54,412
900	W, L	Viad Corp.	32,400
1,550	@, L	Volt Information Sciences, Inc.	27,342
2,800		Watson Wyatt Worldwide, Inc.	125,832
22,000		Western Union Co.	461,340
			7,519,064
		Computers: 3.9%
5,100	@	Affiliated Computer Services, Inc.	256,224
600	@	Ansoft Corp.	19,788
42,200	@	Apple, Inc.	6,479,388
2,190	@, L	CACI International, Inc.	111,887
8,000	@, L	Cadence Design Systems, Inc.	177,520
6,600	@	Ceridian Corp.	229,284
5,900	@, L	Ciber, Inc.	46,079
5,200	@	Cognizant Technology Solutions Corp.	414,804
28,700	@, L	Computer Sciences Corp.	1,604,330
286,600	@	Dell, Inc.	7,910,160
1,100	L	Diebold, Inc.	49,962
4,500	@, L	DST Systems, Inc.	386,145
73,400		Electronic Data Systems Corp.	1,603,056
76,800	@	EMC Corp.	1,597,440
1,700	L	Factset Research Systems, Inc.	116,535
135,500		Hewlett-Packard Co.	6,746,545
1,000	@, L	Hutchinson Technology, Inc.	24,600
1,100	L	Imation Corp.	26,983
77,050	L	International Business Machines Corp.	9,076,490
7,800	L	Jack Henry & Associates, Inc.	201,708
29,300	@	Lexmark International, Inc.	1,216,829
1,700	@, L	Manhattan Associates, Inc.	46,597
1,600	@	Mercury Computer Systems, Inc.	16,448
2,537	@, L	Micros Systems, Inc.	165,083
400	L	MTS Systems Corp.	16,640
49,000	@	Network Appliance, Inc.	1,318,590
3,800	@, L	Palm, Inc.	61,826
1,100	@	Radiant Systems, Inc.	17,413
2,000	@, L	Radisys Corp.	24,900
36,200	@, L	Sandisk Corp.	1,994,620
500	@	SI International, Inc.	14,285
6,800	@, L	SRA International, Inc.	190,944
1,500	@, L	Stratasys, Inc.	41,340
68,600	@	Sun Microsystems, Inc.	384,846
2,600	@, L	SYKES Enterprises, Inc.	43,186
1,400	@, L	Synaptics, Inc.	66,864
9,700	@	Synopsys, Inc.	262,676
12,800	@	Western Digital Corp.	324,096
			43,286,111
		Cosmetics/Personal Care: 1.3%
8,900	L	Alberto-Culver Co.	220,631
1,100	@, L	Chattem, Inc.	77,572
17,000		Colgate-Palmolive Co.	1,212,440
182,392		Procter & Gamble Co.	12,829,453
			14,340,096

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Distribution/Wholesale: 0.1%
3,100	@, L	Brightpoint, Inc.	$46,531
2,500	L	Building Materials Holding Corp.	26,450
2,700	@	CDW Corp.	235,440
8,200	L	Fastenal Co.	372,362
5,100	@, L	Ingram Micro, Inc.	100,011
3,400	@, L	LKQ Corp.	118,354
1,400		Owens & Minor, Inc.	53,326
1,700	L	Pool Corp.	42,466
900	@, L	Scansource, Inc.	25,299
900	@	Tech Data Corp.	36,108
800	@, L	United Stationers, Inc.	44,416
1,500	L	Watsco, Inc.	69,645
			1,170,408
		Diversified: 0.0%
3,300	L	Colonial Properties Trust	113,190
900	L	Cousins Properties, Inc.	26,424
800		Entertainment Properties Trust	40,640
1,800		Lexington Corporate Properties Trust	36,018
900	L	PS Business Parks, Inc.	51,165
			267,437
		Diversified Financial Services: 3.5%
3,500		AG Edwards, Inc.	293,125
13,900		American Express Co.	825,243
5,100	@, L	AmeriCredit Corp.	89,658
15,100		Charles Schwab Corp.	326,160
172,565		Citigroup, Inc.	8,053,609
2,400		CME Group, Inc.	1,409,640
23,600	@	Discover Financial Services	490,880
1,900	L	Eaton Vance Corp.	75,924
3,700		Financial Federal Corp.	103,637
6,100		Freddie Mac	359,961
29,650		Goldman Sachs Group, Inc.	6,426,341
3,500	L	IndyMac Bancorp., Inc.	82,635
3,120	@	IntercontinentalExchange, Inc.	473,928
3,000	@, L	Investment Technology Group, Inc.	128,940
8,100	L	Jefferies Group, Inc.	225,423
216,700		JPMorgan Chase & Co.	9,929,194
6,500	@	LaBranche & Co., Inc.	30,420
16,400	L	Lehman Brothers Holdings, Inc.	1,012,372
37,410		Merrill Lynch & Co., Inc.	2,666,585
71,900		Morgan Stanley	4,529,700
3,600	L	Nuveen Investments, Inc.	222,984
1,600	@, L	Piper Jaffray Cos.	85,760
700	@, L	Portfolio Recovery Associates, Inc.	37,149
8,700		Raymond James Financial, Inc.	285,795
16,700		SLM Corp.	829,489
1,450	L	SWS Group, Inc.	25,651
1,400	@, L	TradeStation Group, Inc.	16,338
1,300		Waddell & Reed Financial, Inc.	35,139
400	@, L	World Acceptance, Corp.	13,232
			39,084,912
		Electric: 2.2%
1,000		Allete, Inc.	44,760
1,700	L	Alliant Energy Corp.	65,144
17,500	@	Aquila, Inc.	70,175
1,400		Avista Corp.	28,490
2,700	L	Black Hills Corp.	110,754
600	L	Central Vermont Public Service Corp.	21,924
900	L	Cleco Corp.	22,743
44,500		Constellation Energy Group, Inc.	3,817,655
15,200	L	Duke Energy Corp.	284,088
31,600	@, L	Dynegy, Inc. - Class A	291,984
83,300		Edison International	4,618,985
3,300	@, L	El Paso Electric Co.	76,329
7,300		Energy East Corp.	197,465
60,600		Entergy Corp.	6,562,374
14,600		Exelon Corp.	1,100,256
16,900	L	MDU Resources Group, Inc.	470,496
15,400		Northeast Utilities	439,978
3,300		NSTAR	114,873
8,200		OGE Energy Corp.	271,420
12,300		Pepco Holdings, Inc.	333,084
5,700		PPL Corp.	263,910
35,600		Public Service Enterprise Group, Inc.	3,132,444
5,400		Puget Energy, Inc.	132,138
700	W	SCANA Corp.	27,118
11,000		Sierra Pacific Resources	173,030
20,600	L	TXU Corp.	1,410,482

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Electric (continued)
700	L	UIL Holdings Corp.	$22,050
800		Unisource Energy Corp.	23,912
8,300	L	Westar Energy, Inc.	203,848
1,400		Wisconsin Energy Corp.	63,042
			24,394,951
		Electrical Components & Equipment: 0.1%
2,100	@, L	Advanced Energy Industries, Inc.	31,710
6,700	W	Ametek, Inc.	289,574
2,500	L	Belden Cdt, Inc.	117,275
1,300	@, L	Energizer Holdings, Inc.	144,105
1,600	@, L	Greatbatch, Inc.	42,544
1,600	@, L	Littelfuse, Inc.	57,104
3,200	@	Magnetek, Inc.	15,360
1,300	L	Vicor Corp.	15,756
			713,428
		Electronics: 0.5%
10,900	@	Agilent Technologies, Inc.	401,992
8,300	L	Amphenol Corp.	330,008
600		Analogic Corp.	38,256
2,500	@, L	Arrow Electronics, Inc.	106,300
7,900	@	Avnet, Inc.	314,894
500		Bel Fuse, Inc.	17,330
4,400	@, L	Benchmark Electronics, Inc.	105,028
2,900		Brady Corp.	104,052
2,800	@, L	Checkpoint Systems, Inc.	73,892
2,390	@, L	Coherent, Inc.	76,671
4,200		CTS Corp.	54,180
1,500	L	Cubic Corp.	63,255
1,700	@, L	Cymer, Inc.	65,263
1,600	L	Daktronics, Inc.	43,552
1,100	@, L	Dionex Corp.	87,406
700	@, L	Electro Scientific Industries, Inc.	16,772
1,200	@, L	Faro Technologies, Inc.	52,980
2,000	@, L	FEI Co.	62,860
3,800	@, L	Flir Systems, Inc.	210,482
10,200		Gentex Corp.	218,688
1,800	@, L	Itron, Inc.	167,526
1,300		Keithley Instruments, Inc.	13,780
800	@, L	LoJack Corp.	15,168
3,300		Methode Electronics, Inc.	49,665
3,700	L	National Instruments Corp.	127,021
1,100	@, L	Newport Corp.	16,753
1,000		Park Electrochemical Corp.	33,580
2,100	@	Photon Dynamics, Inc.	19,005
2,300	@, L	Planar Systems, Inc.	15,433
2,100	@, L	Plexus Corp.	57,540
1,100	@, L	Rogers Corp.	45,309
1,400	@, L	Sonic Solutions, Inc.	14,658
2,300		Technitrol, Inc.	61,985
5,500	@	Thermo Electron Corp.	317,460
5,900	@	Thomas & Betts Corp.	345,976
6,580	@, L	Trimble Navigation Ltd.	258,002
3,100	@, L	TTM Technologies, Inc.	35,867
23,700		Tyco Electronics Ltd.	839,691
2,800	@, L	Varian, Inc.	178,108
7,300	@	Vishay Intertechnology, Inc.	95,119
1,500	L	Watts Water Technologies, Inc.	46,050
1,600	L	Woodward Governor Co.	99,840
2,200	L	X-Rite, Inc.	31,768
			5,329,165
		Energy — Alternate Sources: 0.0%
2,900	@, L	Headwaters, Inc.	43,152
			43,152
		Engineering & Construction: 0.2%
4,100	@	Dycom Industries, Inc.	125,583
5,000	@	EMCOR Group, Inc.	156,800
3,100		Granite Construction, Inc.	164,362
800	@, L	Insituform Technologies, Inc.	12,184
5,000	@, L	Jacobs Engineering Group, Inc.	377,900
9,300	@, L	KBR, Inc.	360,561
4,500	@	Shaw Group, Inc.	261,450
3,400	@, L	URS Corp.	191,930
			1,650,770
		Entertainment: 0.1%
8,400		International Game Technology	362,040
2,800	@, L	Macrovision Corp.	68,964
2,900	@, L	Pinnacle Entertainment, Inc.	78,967
3,700	@, L	Scientific Games Corp.	139,120

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Entertainment (continued)
2,700	@, L	Shuffle Master, Inc.	$40,365
			689,456
		Environmental Control: 0.1%
2,400		Mine Safety Appliances Co.	113,064
3,100	@	Stericycle, Inc.	177,196
2,500	@, L	Tetra Tech, Inc.	52,800
5,150	@, L	Waste Connections, Inc.	163,564
10,900		Waste Management, Inc.	411,366
			917,990
		Food: 0.7%
4,690		Corn Products International, Inc.	215,130
3,400	L	Flowers Foods, Inc.	74,120
81,417		General Mills, Inc.	4,723,000
800	@, L	Great Atlantic & Pacific Tea Co.	24,368
2,300	@, L	Hain Celestial Group, Inc.	73,899
22,300		HJ Heinz Co.	1,030,260
1,479		Hormel Foods Corp.	52,919
23,700		Kraft Foods, Inc.	817,887
1,300	L	Lance, Inc.	29,926
1,000	L	Nash Finch Co.	39,830
1,200	@, L	Performance Food Group Co.	36,156
1,800	@, L	Ralcorp Holdings, Inc.	100,476
8,200	L	Ruddick Corp.	275,028
1,300		Sanderson Farms, Inc.	54,171
4,600	@, L	Smithfield Foods, Inc.	144,900
1,100	L	Spartan Stores, Inc.	24,783
2,600	@, L	TreeHouse Foods, Inc.	70,330
2,000	@, L	United Natural Foods, Inc.	54,440
			7,841,623
		Forest Products & Paper: 0.0%
6,700	L	Bowater, Inc.	99,964
4,400	@, L	Buckeye Technologies, Inc.	66,616
300		Deltic Timber Corp.	17,076
1,300		Louisiana-Pacific Corp.	22,061
1,400	L	Neenah Paper, Inc.	46,326
1,000		Potlatch Corp.	45,030
3,300	L	Rock-Tenn Co.	95,370
800		Schweitzer-Mauduit International, Inc.	18,640
2,900	L	Wausau Paper Corp.	32,335
			443,418
		Gas: 0.2%
1,700		Atmos Energy Corp.	48,144
5,846		Energen Corp.	333,924
1,700		New Jersey Resources Corp.	84,303
3,900	L	Northwest Natural Gas Co.	178,230
4,900	L	Piedmont Natural Gas Co.	122,941
500	L	South Jersey Industries, Inc.	17,400
6,900		Southern Union Co.	214,659
2,700	L	Southwest Gas Corp.	76,383
7,830		UGI Corp.	203,423
2,900		Vectren Corp.	79,141
11,400		WGL Holdings, Inc.	386,346
			1,744,894
		Hand/Machine Tools: 0.3%
2,300		Baldor Electric Co.	91,885
19,500		Black & Decker Corp.	1,624,350
300	L	Kennametal, Inc.	25,194
900		Lincoln Electric Holdings, Inc.	69,849
1,000		Regal-Beloit Corp.	47,890
23,100		Snap-On, Inc.	1,144,374
			3,003,542
		Health Care: 0.0%
3,100		LTC Properties, Inc.	73,377
2,800	L	Medical Properties Trust, Inc.	37,296
3,900	L	Senior Housing Properties Trust	86,034
			196,707
		Healthcare — Products: 2.1%
4,700	@, L	Advanced Medical Optics, Inc.	143,773
2,900	@, L	American Medical Systems Holdings, Inc.	49,155
1,400	@, L	Arthrocare Corp.	78,246
21,600		Baxter International, Inc.	1,215,648
1,600	L	Beckman Coulter, Inc.	118,016
3,800		Becton Dickinson & Co.	311,790
2,700	@, L	Biolase Technology, Inc.	18,468
500	@	Conmed Corp.	13,995
2,500	L	Cooper Cos., Inc.	131,050
6,700		CR Bard, Inc.	590,873
1,000	@	Cyberonics	13,940

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Healthcare — Products (continued)
5,100	@	Cytyc Corp.	$243,015
13,444		Densply International, Inc.	559,808
1,300	@, L	DJO, Inc.	63,830
4,500	@, L	Edwards Lifesciences Corp.	221,895
3,200	@	Gen-Probe, Inc.	213,056
1,700	@	Haemonetics Corp.	84,014
6,700	@, L	Henry Schein, Inc.	407,628
1,500	L	Hillenbrand Industries, Inc.	82,530
3,034	@, L	Hologic, Inc.	185,074
1,200	@, L	ICU Medical, Inc.	46,500
1,686	@, L	Idexx Laboratories, Inc.	184,769
3,400	@	Immucor, Inc.	121,550
1,800	@, L	Intuitive Surgical, Inc.	414,000
1,000		Invacare Corp.	23,380
194,200		Johnson & Johnson	12,758,940
500	@, L	Kensey Nash Corp.	13,055
2,140	@, L	Kyphon, Inc.	149,800
1,500	L	LCA-Vision, Inc.	44,085
33,500		Medtronic, Inc.	1,889,735
2,600	L	Mentor Corp.	119,730
1,700	L	Meridian Bioscience, Inc.	51,544
2,200	@	Osteotech, Inc.	16,544
900	@, L	Palomar Medical Technologies, Inc.	25,641
1,300	L	PolyMedica Corp.	68,276
1,500	@, L	Possis Medical, Inc.	20,325
4,700	@, L	PSS World Medical, Inc.	89,911
2,500	@, L	Resmed, Inc.	107,175
3,857	@	Respironics, Inc.	185,252
9,500	@	St. Jude Medical, Inc.	418,665
6,200		Stryker Corp.	426,312
1,200	@, L	SurModics, Inc.	58,812
1,100	@, L	Symmetry Medical, Inc.	18,370
4,000	@, L	Techne Corp.	252,320
6,700	@	Varian Medical Systems, Inc.	280,663
1,500	@, L	Ventana Medical Systems	128,865
			22,660,023
		Healthcare — Services: 1.1%
16,200		Aetna, Inc.	879,174
1,100	@, L	Amedisys, Inc.	42,262
3,400	@	AMERIGROUP Corp.	117,232
1,800	@, L	Amsurg Corp.	41,526
1,300	@, L	Apria Healthcare Group, Inc.	33,813
3,200	@, L	Centene Corp.	68,832
3,200	@, W	Covance, Inc.	249,280
41,350	@	Coventry Health Care, Inc.	2,572,384
1,600	@, L	Gentiva Health Services, Inc.	30,736
5,600	L	Health Management Associates, Inc.	38,864
7,200	@, L	Health Net, Inc.	389,160
2,200	@, L	Healthways, Inc.	118,734
14,900	@	Humana, Inc.	1,041,212
4,200	@	Lincare Holdings, Inc.	153,930
1,000	@, L	Matria Healthcare, Inc.	26,160
600	@	Medcath Corp.	16,476
1,300	@, L	Odyssey HealthCare, Inc.	12,493
3,000	@, L	Pediatrix Medical Group, Inc.	196,260
1,500	@, L	Psychiatric Solutions, Inc.	58,920
800	@, L	Res-Care, Inc.	18,272
3,200	@	Sierra Health Services, Inc.	135,008
2,000	@, L	Sunrise Senior Living, Inc.	70,740
73,800		UnitedHealth Group, Inc.	3,574,134
2,300	@, L	WellCare Health Plans, Inc.	242,489
23,140	@	WellPoint, Inc.	1,826,209
			11,954,300
		Home Builders: 0.2%
5,300	@, L	Champion Enterprises, Inc.	58,194
2,400	@, L	Fleetwood Enterprises, Inc.	20,520
4,500	@, L	Hovnanian Enterprises, Inc.	49,905
30,300	L	KB Home	759,318
3,500		M/I Homes, Inc.	48,615
5,200	L	MDC Holdings, Inc.	212,888
2,200	@, L	Meritage Homes Corp.	31,064
300	@, L	NVR, Inc.	141,075
1,300		Ryland Group, Inc.	27,859
1,000		Skyline Corp.	30,080
4,000	L	Standard-Pacific Corp.	21,960
3,177		Thor Industries, Inc.	142,933
5,100	@, L	Toll Brothers, Inc.	101,949
2,300	L	Winnebago Industries	54,924
			1,701,284

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Home Furnishings: 0.0%
1,800	@	Audiovox Corp.	$18,522
2,500		Ethan Allen Interiors, Inc.	81,725
3,200		Harman International Industries, Inc.	276,864
1,600	L	La-Z-Boy, Inc.	11,808
500	@	Universal Electronics, Inc.	16,250
			405,169
		Hotels: 0.0%
10,300	L	Hospitality Properties Trust	418,695
			418,695
		Household Products/Wares: 0.2%
7,600		American Greetings Corp.	200,640
2,500	L	Blyth, Inc.	51,125
3,200	@, L	Central Garden and Pet Co.	28,736
2,800	@, L	Fossil, Inc.	104,608
17,200		Kimberly-Clark Corp.	1,208,472
2,900	@	Playtex Products, Inc.	53,012
800		Scotts Miracle-Gro Co.	34,200
5,735	@, L	Spectrum Brands, Inc.	33,263
4,900		Tupperware Corp.	154,301
			1,868,357
		Housewares: 0.0%
2,100		Toro Co.	123,543
			123,543
		Insurance: 4.0%
31,800	@@	ACE Ltd.	1,926,126
66,800		Allstate Corp.	3,820,292
12,075	L	American Financial Group, Inc.	344,379
173,000		American International Group, Inc.	11,703,450
8,700		Arthur J Gallagher & Co.	252,039
9,200	L	Brown & Brown, Inc.	241,960
62,800		Chubb Corp.	3,368,592
19,000		Cigna Corp.	1,012,510
4,100	L	Commerce Group, Inc.	120,827
4,000		Delphi Financial Group	161,680
5,500	@@, L	Everest Re Group Ltd.	606,320
4,900		Fidelity National Title Group, Inc.	85,652
1,800		First American Corp.	65,916
75,800		Genworth Financial, Inc.	2,329,334
4,300	L	Hanover Insurance Group, Inc.	190,017
31,727		Hartford Financial Services Group, Inc.	2,936,334
9,500		HCC Insurance Holdings, Inc.	272,080
1,900	L	Hilb Rogal & Hobbs Co.	82,327
2,600		Horace Mann Educators Corp.	51,246
400		Infinity Property & Casualty Corp.	16,088
1,370	L	Landamerica Financial Group, Inc.	53,403
4,300		Mercury General Corp.	231,899
69,150	L	Metlife, Inc.	4,821,830
4,090	@	Philadelphia Consolidated Holding Co.	169,081
2,300		Presidential Life Corp.	39,008
3,400	@, L	ProAssurance Corp.	183,158
6,800		Protective Life Corp.	288,592
45,436		Prudential Financial, Inc.	4,433,645
1,400	L	Radian Group, Inc.	32,592
1,800		RLI Corp.	102,096
1,300	L	Safety Insurance Group, Inc.	46,722
6,060	L	Selective Insurance Group	128,957
3,300		Stancorp Financial Group, Inc.	163,383
500	L	Stewart Information Services Corp.	17,135
600	L	Tower Group, Inc.	15,708
56,300		Travelers Cos., Inc.	2,834,142
800	@	Triad Guaranty, Inc.	15,176
1,200	L	United Fire & Casualty Co.	46,908
4,500	L	Unitrin, Inc.	223,155
12,750		WR Berkley Corp.	377,783
2,800	L	Zenith National Insurance Corp.	125,692
			43,937,234
		Internet: 1.1%
20,900	@, L	Amazon.com, Inc.	1,946,835
1,500	@, L	Authorize.Net Holdings, Inc.	26,445
1,500	@	Avocent Corp.	43,680
900	@, L	Blue Coat Systems, Inc.	70,884
1,200	@, L	Blue Nile, Inc.	112,944
3,800	@, L	Checkfree Corp.	176,852
1,400	@, L	Cybersource Corp.	16,366
1,800	@	Digital River, Inc.	80,550
40,100	@	eBay, Inc.	1,564,702

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Internet (continued)
900	@	F5 Networks, Inc.	$33,471
8,400	@, L	Google, Inc. - Class A	4,765,068
27,600	@, L	IAC/InterActiveCorp.	818,892
2,500	@	Infospace, Inc.	43,900
2,700	@, L	j2 Global Communications, Inc.	88,371
1,490	@, L	Knot, Inc.	31,677
8,675	@	McAfee, Inc.	302,497
5,200	@	Napster, Inc.	17,004
2,700	@, L	NetFlix, Inc.	55,944
2,100	@	PC-Tel, Inc.	15,939
1,990	@, L	Perficient, Inc.	43,521
3,900	@, L	Secure Computing Corp.	37,947
1,300	@, L	Stamps.com, Inc.	15,561
74,700	@, L	Symantec Corp.	1,447,686
4,400		United Online, Inc.	66,044
4,700	@, L	Valueclick, Inc.	105,562
2,500	@, L	Websense, Inc.	49,325
			11,977,667
		Iron/Steel: 0.4%
2,900	L	Allegheny Technologies, Inc.	318,855
860		Carpenter Technology Corp.	111,809
1,880	L	Cleveland-Cliffs, Inc.	165,384
1,300	@	Material Sciences Corp.	13,806
33,600		Nucor Corp.	1,998,192
2,700		Reliance Steel & Aluminum Co.	152,658
1,400	L	Ryerson, Inc.	47,236
2,800		Steel Dynamics, Inc.	130,760
12,300		United States Steel Corp.	1,303,062
			4,241,762
		Leisure Time: 0.0%
5,300		Callaway Golf Co.	84,853
1,400	@, L	Life Time Fitness, Inc.	85,876
1,600	L	Nautilus, Inc.	12,752
2,350	L	Polaris Industries, Inc.	102,507
2,600	@, L	WMS Industries, Inc.	86,060
			372,048
		Lodging: 0.2%
1,200		Boyd Gaming Corp.	51,420
8,200		Harrah’s Entertainment, Inc.	712,826
17,400		Hilton Hotels Corp.	808,926
700		Marcus Corp.	13,440
600	@, L	Monarch Casino & Resort, Inc.	17,070
			1,603,682
		Machinery — Construction & Mining: 0.2%
1,100	@, L	Astec Industries, Inc.	63,195
18,400	L	Caterpillar, Inc.	1,443,112
6,700		Joy Global, Inc.	340,762
3,800	@	Terex Corp.	338,276
			2,185,345
		Machinery — Diversified: 0.7%
6,200	@, L	AGCO Corp.	314,774
800	L	Albany International Corp.	29,992
2,800	L	Applied Industrial Technologies, Inc.	86,324
3,100	L	Briggs & Stratton Corp.	78,058
800		Cascade Corp.	52,136
2,900	L	Cognex Corp.	51,504
39,000		Cummins, Inc.	4,987,710
2,400		Deere & Co.	356,208
1,600		Flowserve Corp.	121,888
3,100	@, L	Gardner Denver, Inc.	120,900
800		Graco, Inc.	31,288
3,700		IDEX Corp.	134,643
1,000	@, L	Intevac, Inc.	15,200
700	L	Lindsay Manufacturing Co.	30,646
7,000		Manitowoc Co., Inc.	309,960
3,700	L	Nordson Corp.	185,777
1,000	L	Robbins & Myers, Inc.	57,290
4,200	L	Rockwell Automation, Inc.	291,942
1,800	@, L	Zebra Technologies Corp.	65,682
			7,321,922
		Media: 1.0%
24,000		Clear Channel Communications, Inc.	898,560
2,400		John Wiley & Sons, Inc.	107,832
15,400		McGraw-Hill Cos., Inc.	784,014
51,400		News Corp. - Class A	1,130,286
4,300	@, W, L	Radio One, Inc.	16,039
91,700		Time Warner, Inc.	1,683,612
12,100	@	Viacom - Class B	471,537

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Media (continued)
165,200	L	Walt Disney Co.	$5,681,228
100	L	Washington Post	80,280
			10,853,388
		Metal Fabricate/Hardware: 0.1%
1,500	L	AM Castle & Co.	48,900
9,200		Commercial Metals Co.	291,180
1,400	L	Kaydon Corp.	72,786
400		Lawson Products	13,924
3,000	L	Mueller Industries, Inc.	108,420
2,100		Precision Castparts Corp.	310,758
2,436	L	Quanex Corp.	114,443
2,300	L	Timken Co.	85,445
900		Valmont Industries, Inc.	76,365
1,200	L	Worthington Industries	28,272
			1,150,493
		Mining: 0.3%
1,100		Amcol International Corp.	36,399
1,300	@, L	Brush Engineered Materials, Inc.	67,457
1,500	@, L	Century Aluminum Co.	78,975
30,900		Freeport-McMoRan Copper & Gold, Inc.	3,241,101
1,200	@, L	RTI International Metals, Inc.	95,112
			3,519,044
		Miscellaneous Manufacturing: 2.5%
20,500		3M Co.	1,918,390
3,200		Acuity Brands, Inc.	161,536
1,300	L	AO Smith Corp.	57,044
3,344		Aptargroup, Inc.	126,637
2,200		Barnes Group, Inc.	70,224
1,500	@, L	Ceradyne, Inc.	113,610
2,900		Clarcor, Inc.	99,209
7,100		Crane Co.	340,587
1,100		Donaldson Co., Inc.	45,936
76,600		Dover Corp.	3,902,770
25,000	L	Eastman Kodak Co.	669,000
32,500		Eaton Corp.	3,218,800
1,700	@, L	EnPro Industries, Inc.	69,020
226,215		General Electric Co.	9,365,301
2,000		Harsco Corp.	118,540
10,600		Honeywell International, Inc.	630,382
5,300		Illinois Tool Works, Inc.	316,092
15,600		ITT Corp.	1,059,708
1,800	@	Lydall, Inc.	16,704
900		Matthews International Corp. - Class A	39,420
1,500	L	Myers Industries, Inc.	29,730
30,000		Parker Hannifin Corp.	3,354,900
7,400		Pentair, Inc.	245,532
3,800		Roper Industries, Inc.	248,900
1,200		SPX Corp.	111,072
700	L	Standex International Corp.	14,476
2,400	@, L	Sturm Ruger & Co., Inc.	42,984
5,467		Teleflex, Inc.	425,989
1,200		Tredegar Corp.	20,700
1,200		Trinity Industries, Inc.	45,048
23,700	@@	Tyco International Ltd.	1,050,858
			27,929,099
		Office Furnishings: 0.0%
6,002	L	Herman Miller, Inc.	162,894
3,700	L	HNI, Corp.	133,200
2,500	L	Interface, Inc.	45,125
			341,219
		Office Property: 0.0%
1,000		Kilroy Realty Corp.	60,630
900		Mack-Cali Realty Corp.	36,990
			97,620
		Oil & Gas: 5.6%
5,900		Anadarko Petroleum Corp.	317,125
2,100	@, L	Atwood Oceanics, Inc.	160,776
1,560	@, L	Bill Barrett Corp.	61,480
5,300		Cabot Oil & Gas Corp.	186,348
132,886		Chevron Corp.	12,435,472
3,400	L	Cimarex Energy Co.	126,650
89,600		ConocoPhillips	7,864,192
3,700	@, L	Denbury Resources, Inc.	165,353
3,800		Devon Energy Corp.	316,160
5,100		ENSCO International, Inc.	286,110
272,140		ExxonMobil Corp.	25,189,286
2,700	@, L	Forest Oil Corp.	116,208
6,600		Frontier Oil Corp.	274,824

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
10,600	L	Helmerich & Payne, Inc.	$347,998
5,100		Hess Corp.	339,303
67,800		Marathon Oil Corp.	3,865,956
24,400		Murphy Oil Corp.	1,705,316
1,800	@, L	Newfield Exploration Co.	86,688
11,000		Noble Corp.	539,550
10,800	L	Noble Energy, Inc.	756,432
37,000		Occidental Petroleum Corp.	2,370,960
5,900	L	Patterson-UTI Energy, Inc.	133,163
1,000	L	Penn Virginia Corp.	43,980
600	@, L	Petroleum Development Corp.	26,610
2,700	@, L	Pioneer Drilling Co.	32,886
3,700	@, L	Plains Exploration & Production Co.	163,614
2,800	L	Pogo Producing Co.	148,708
7,200	@	Pride International, Inc.	263,160
900	@, L	Quicksilver Resources, Inc.	42,345
6,300	@, L	Southwestern Energy Co.	263,655
3,600	L	St. Mary Land & Exploration Co.	128,412
1,500	@, L	Stone Energy Corp.	60,015
1,600	@	Swift Energy Co.	65,472
8,400	@	Transocean, Inc.	949,620
1,700	@	Unit Corp.	82,280
37,200	L	Valero Energy Corp.	2,499,096
			62,415,203
		Oil & Gas Services: 1.1%
6,700	@, L	Cameron International Corp.	618,343
600	L	CARBO Ceramics, Inc.	30,438
1,600	@, L	Dril-Quip, Inc.	78,960
3,720	@, L	Exterran Holdings, Inc.	298,865
6,200	@, L	FMC Technologies, Inc.	357,492
8,900	@, L	Grant Prideco, Inc.	485,228
500		Gulf Island Fabrication, Inc.	19,195
89,720	L	Halliburton Co.	3,445,248
5,400	@, L	Helix Energy Solutions Group, Inc.	229,284
1,850	@, L	Hornbeck Offshore Services, Inc.	67,895
3,800	@, L	ION Geophysical Corp.	52,554
900	L	Lufkin Industries, Inc.	49,518
1,700	@, L	Matrix Service Co.	35,615
970	@, L	NATCO Group, Inc.	50,198
4,300	@	National Oilwell Varco, Inc.	621,350
3,800	@, L	Oceaneering International, Inc.	288,040
44,800		Schlumberger Ltd.	4,704,000
1,300	@, L	SEACOR Holdings, Inc.	123,630
2,300	@, L	Superior Energy Services	81,512
3,300	@, L	Tetra Technologies, Inc.	69,762
10,000	@, L	Weatherford International Ltd.	671,800
1,900	@, L	W-H Energy Services, Inc.	140,125
			12,519,052
		Packaging & Containers: 0.2%
2,100		Packaging Corp. of America	61,047
51,700	@	Pactiv Corp.	1,481,722
11,000		Sonoco Products Co.	331,980
			1,874,749
		Pharmaceuticals: 2.4%
4,500		Allergan, Inc.	290,115
1,600	L	Alpharma, Inc.	34,176
48,200		AmerisourceBergen Corp.	2,184,906
900	@, L	Bradley Pharmaceuticals, Inc.	16,380
103,300		Bristol-Myers Squibb Co.	2,977,106
8,300		Cardinal Health, Inc.	518,999
3,600	@, L	Cephalon, Inc.	263,016
25,200		Eli Lilly & Co.	1,434,636
7,800	@	Endo Pharmaceuticals Holdings, Inc.	241,878
34,400	@	Forest Laboratories, Inc.	1,282,776
31,200	@	Gilead Sciences, Inc.	1,275,144
1,700	@, L	HealthExtras, Inc.	47,311
5,300	@	Medco Health Solutions, Inc.	479,067
5,000		Medicis Pharmaceutical Corp.	152,550
82,800		Merck & Co., Inc.	4,279,932
4,100	@, L	MGI Pharma, Inc.	113,898
3,900	@	NBTY, Inc.	158,340
1,500	@, L	Noven Pharmaceuticals, Inc.	23,895
4,000		Omnicare, Inc.	132,520
1,000	@, L	PetMed Express, Inc.	14,010
1,500	@, L	PharMerica Corp.	22,380
319,100	L	Schering-Plough Corp.	10,093,133
2,200	@, L	Sciele Pharma, Inc.	57,244
6,100	@, L	Sepracor, Inc.	167,750

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
4,600	@	Theragenics Corp.	$20,654
900	@, L	USANA Health Sciences, Inc.	39,375
1,600	@, L	Valeant Pharmaceuticals International	24,768
4,200	@, L	VCA Antech, Inc.	175,350
4,500	@, L	Viropharma, Inc.	40,050
			26,561,359
		Pipelines: 0.1%
3,300	L	Equitable Resources, Inc.	171,171
5,300	L	National Fuel Gas Co.	248,093
10,200	L	Oneok, Inc.	483,480
9,000	L	Williams Cos., Inc.	306,540
			1,209,284
		Real Estate: 0.0%
1,690	L	Jones Lang LaSalle, Inc.	173,664
			173,664
		Regional Malls: 0.0%
4,100	L	Macerich Co.	359,078
			359,078
		Retail: 3.4%
2,200	@, L	99 Cents Only Stores	22,594
1,400		Advance Auto Parts, Inc.	46,984
6,950	@, L	Aeropostale, Inc.	132,467
11,755		American Eagle Outfitters	309,274
2,200	@	AnnTaylor Stores Corp.	69,674
3,400		Applebees International, Inc.	84,592
12,000	@	Autozone, Inc.	1,393,680
800		Barnes & Noble, Inc.	28,208
17,600		Best Buy Co., Inc.	809,952
900	L	Big 5 Sporting Goods Corp.	16,830
40,900	@, L	Big Lots, Inc.	1,220,456
800	@	BJ’s Wholesale Club, Inc.	26,528
2,900		Brinker International, Inc.	79,576
2,625	L	Brown Shoe Co., Inc.	50,925
2,120	@, L	Cabela’s, Inc.	50,138
1,000	@, L	California Pizza Kitchen, Inc.	17,570
7,700	@, L	Carmax, Inc.	156,541
2,500		Casey’s General Stores, Inc.	69,250
1,900	L	Cash America International, Inc.	71,440
2,400	L	Cato Corp.	49,056
700		CBRL Group, Inc.	28,560
2,200	@, L	CEC Entertainment, Inc.	59,114
1,200	@, L	Charlotte Russe Holding, Inc.	17,568
1,000	@, L	Cheesecake Factory	23,470
6,600	@	Chico’s FAS, Inc.	92,730
1,700	@, L	Childrens Place Retail Stores, Inc.	41,276
4,600	L	Christopher & Banks Corp.	55,752
2,700	L	CKE Restaurants, Inc.	43,767
2,300	@, L	Coldwater Creek, Inc.	24,978
1,700	@	Copart, Inc.	58,463
60,900	L	Costco Wholesale Corp.	3,737,433
47,400		CVS Caremark Corp.	1,878,462
2,800	@, L	Dick’s Sporting Goods, Inc.	188,020
7,900	@	Dollar Tree Stores, Inc.	320,266
2,700	@, L	Dress Barn, Inc.	45,927
46,400	L	Family Dollar Stores, Inc.	1,232,384
5,600		Finish Line	24,304
700	@, L	First Cash Financial Services, Inc.	16,394
1,600		Foot Locker, Inc.	24,528
1,300	L	Fred’s, Inc.	13,689
8,600	@, L	GameStop Corp.	484,610
1,300	@, L	Genesco, Inc.	59,969
400	L	Group 1 Automotive, Inc.	13,428
1,660	@, L	Guitar Center, Inc.	98,438
1,800	@, L	Hibbett Sporting Goods, Inc.	44,640
63,700	L	Home Depot, Inc.	2,066,428
4,000	@	HOT Topic, Inc.	29,840
1,200	L	IHOP Corp.	75,996
2,700	@, L	Insight Enterprises, Inc.	69,687
2,100	@, L	Jack in the Box, Inc.	136,164
31,800		JC Penney Co., Inc.	2,015,166
1,900	@, L	Jo-Ann Stores, Inc.	40,090
1,400	@, L	JOS A Bank Clothiers, Inc.	46,788
1,300	L	Longs Drug Stores Corp.	64,571
42,400		Lowe’s Cos., Inc.	1,188,048
1,000	@, L	MarineMax, Inc.	14,560
98,900		McDonald’s Corp.	5,387,083
3,700		Men’s Wearhouse, Inc.	186,924
500	L	Movado Group, Inc.	15,960

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Retail (continued)
4,600		MSC Industrial Direct Co.	$232,714
5,800	L	Nordstrom, Inc.	271,962
2,700	@, L	O’Reilly Automotive, Inc.	90,207
2,080	@, L	Panera Bread Co.	84,864
800	@	Papa John’s International, Inc.	19,552
2,400		PEP Boys-Manny Moe & Jack	33,672
4,200	L	Petsmart, Inc.	133,980
2,500	@, L	PF Chang’s China Bistro, Inc.	74,000
36,900	L	RadioShack Corp.	762,354
1,670	@	Rare Hospitality International, Inc.	63,644
800	@, L	Red Robin Gourmet Burgers, Inc.	34,320
7,200	L	Regis Corp.	229,752
5,100		Ross Stores, Inc.	130,764
3,500	@, L	Saks, Inc.	60,025
1,300	@, L	School Specialty, Inc.	45,019
3,207	@, L	Select Comfort Corp.	44,738
5,960	@, L	Sonic Corp.	139,464
1,300		Stage Stores, Inc.	23,699
15,300	@, L	Starbucks Corp.	400,860
1,500	L	Stein Mart, Inc.	11,415
27,100		Target Corp.	1,722,747
3,100	@, L	Texas Roadhouse, Inc.	36,270
84,100		TJX Cos., Inc.	2,444,787
1,500	@, L	Tractor Supply Co.	69,135
4,200	L	Triarc Cos.	52,542
2,710	@, L	Tween Brands, Inc.	88,996
3,200	@, L	Urban Outfitters, Inc.	69,760
18,500		Walgreen Co.	873,940
76,200		Wal-Mart Stores, Inc.	3,326,130
33,400		Wendy’s International, Inc.	1,165,994
2,000	L	Williams-Sonoma, Inc.	65,240
1,600	L	World Fuel Services Corp.	65,296
3,000	@, L	Zale Corp.	69,420
950	@, L	Zumiez, Inc.	42,152
			37,650,624
		Savings & Loans: 0.6%
8,800	L	Astoria Financial Corp.	233,464
7,800		BankAtlantic Bancorp., Inc.	67,626
4,598	L	Bankunited Financial Corp.	71,453
300	L	Downey Financial Corp.	17,340
6,700	L	First Niagara Financial Group, Inc.	94,805
1,800	@, L	FirstFed Financial Corp.	89,190
1,300	L	Flagstar Bancorp., Inc.	12,649
181,400	L	Hudson City Bancorp., Inc.	2,789,932
12,200	L	New York Community Bancorp., Inc.	232,410
3,100		Washington Federal, Inc.	81,406
95,900	L	Washington Mutual, Inc.	3,386,229
			7,076,504
		Semiconductors: 1.3%
4,700	@	Actel Corp.	50,431
3,600	@, L	AMIS Holdings, Inc.	34,956
35,900	L	Applied Materials, Inc.	743,130
1,100	@	ATMI, Inc.	32,725
2,900	@, L	Axcelis Technologies, Inc.	14,819
4,900	@	Brooks Automation, Inc.	69,776
900	@, L	Cabot Microelectronics Corp.	38,475
1,200	L	Cohu, Inc.	22,500
2,500	@, L	Cree, Inc.	77,750
4,500	@, L	Cypress Semiconductor Corp.	131,445
1,600	@, L	Diodes, Inc.	51,360
2,300	@, L	DSP Group, Inc.	36,409
2,900	@	Exar Corp.	37,874
8,600	@	Fairchild Semiconductor International, Inc.	160,648
1,700	@	Integrated Device Technology, Inc.	26,316
250,200		Intel Corp.	6,470,172
3,400	@, L	International Rectifier Corp.	112,166
8,000		Intersil Corp.	267,440
4,700	@, L	Kulicke & Soffa Industries, Inc.	39,856
7,400	@, L	Lam Research Corp.	394,124
5,000	@	MEMC Electronic Materials, Inc.	294,300
5,200	L	Micrel, Inc.	56,160
4,200	@, L	Microsemi Corp.	117,096
1,200	@, L	MKS Instruments, Inc.	22,824
25,000		National Semiconductor Corp.	678,000
47,500	@	Nvidia Corp.	1,721,400
2,700	@	Pericom Semiconductor Corp.	31,644
1,900	@	Photronics, Inc.	21,679
8,200	@, L	Semtech Corp.	167,936

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
1,700	@	Silicon Laboratories, Inc.	$70,992
10,100	@, L	Skyworks Solutions, Inc.	91,304
1,300	@	Standard Microsystems Corp.	49,946
500	@, L	Supertex, Inc.	19,940
71,700	@, L	Teradyne, Inc.	989,460
36,500		Texas Instruments, Inc.	1,335,535
1,000	@, L	Ultratech, Inc.	13,860
4,905	@, L	Varian Semiconductor Equipment Associates, Inc.	262,516
			14,756,964
		Shopping Centers: 0.0%
2,400		Inland Real Estate Corp.	37,176
2,100	L	Regency Centers Corp.	161,175
1,000	L	Tanger Factory Outlet Centers, Inc.	40,590
			238,941
		Single Tenant: 0.0%
2,200	L	National Retail Properties, Inc.	53,636
			53,636
		Software: 2.0%
12,100	@	Activision, Inc.	261,239
3,300	L	Acxiom Corp.	65,307
17,600	@, L	Adobe Systems, Inc.	768,416
600	@, L	Advent Software, Inc.	28,182
3,100	@, L	Allscripts Healthcare Solutions, Inc.	83,793
4,400	@, L	Ansys, Inc.	150,348
29,100	@	Autodesk, Inc.	1,454,127
2,100	@, L	Avid Technology, Inc.	56,868
2,400	L	Blackbaud, Inc.	60,576
50,500	@	BMC Software, Inc.	1,577,115
10,200		Broadridge Financial Solutions ADR	193,290
98,300	L	CA, Inc.	2,528,276
6,800	@	Captaris, Inc.	35,972
2,800	@	Cerner Corp.	167,468
7,900	@	Citrix Systems, Inc.	318,528
2,000	@, L	Concur Technologies, Inc.	63,040
2,200	@, L	CSG Systems International	46,750
2,200	@	Digi International, Inc.	31,328
1,529		Dun & Bradstreet Corp.	150,775
1,200	@	Epicor Software Corp.	16,524
1,900	L	Fair Isaac Corp.	68,609
1,700		Global Payments, Inc.	75,174
5,500	@, L	Informatica Corp.	86,350
1,800	@, L	JDA Software Group, Inc.	37,188
1,300	@	Mantech International Corp.	46,774
306,575		Microsoft Corp.	9,031,700
2,900	L	MoneyGram International, Inc.	65,511
64,600	@, L	Novell, Inc.	493,544
2,230	@, L	Omnicell, Inc.	63,644
139,800	@	Oracle Corp.	3,026,670
2,790	@	Phase Forward, Inc.	55,828
1,400	@, L	Phoenix Technologies Ltd.	14,994
2,900	@, L	Progress Software Corp.	87,870
400	L	Quality Systems, Inc.	14,652
1,610	@, L	Smith Micro Software, Inc.	25,857
1,400	@, L	SPSS, Inc.	57,596
9,500	@, L	Sybase, Inc.	219,735
3,200	@, L	Take-Two Interactive Software, Inc.	54,656
2,600	@, L	THQ, Inc.	64,948
1,880	@, L	Tyler Technologies, Inc.	25,098
			21,674,320
		Storage: 0.0%
500		Sovran Self Storage, Inc.	22,920
			22,920
		Storage/Warehousing: 0.0%
1,000	@	Mobile Mini, Inc.	24,160
			24,160
		Telecommunications: 3.4%
16,400	@	3Com Corp.	81,016
5,000	@, L	Adaptec, Inc.	19,100
5,300	@	ADC Telecommunications, Inc.	103,933
1,300		Adtran, Inc.	29,939
16,000		Alltel Corp.	1,114,880
7,100	@, L	Andrew Corp.	98,335
1,800	@, L	Anixter International, Inc.	148,410
6,500	@, L	Arris Group, Inc.	80,275
235,337		AT&T, Inc.	9,957,108
21,800	@	Avaya, Inc.	369,728
500		Black Box Corp.	21,380
2,400	@, L	C-COR, Inc.	27,576

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
38,700		CenturyTel, Inc.	$1,788,714
28,600	@, L	Cincinnati Bell, Inc.	141,284
312,260	@, L	Cisco Systems, Inc.	10,338,929
2,300	@, L	CommScope, Inc.	115,552
1,400	@, L	Comtech Telecommunications	74,886
61,500		Corning, Inc.	1,515,975
3,200	@, L	Ditech Networks, Inc.	16,864
9,800		Embarq Corp.	544,880
1,400	@, L	General Communication, Inc.	16,996
3,600	@	Harmonic, Inc.	38,196
8,183		Harris Corp.	472,896
23,500	@, L	Juniper Networks, Inc.	860,335
2,100	@	Netgear, Inc.	63,882
1,800	@, L	Network Equipment Technologies, Inc.	26,100
5,700	@, L	NeuStar, Inc.	195,453
2,600	@, L	Novatel Wireless, Inc.	58,890
1,000		Plantronics, Inc.	28,550
2,600	@	Polycom, Inc.	69,836
82,200		Qualcomm, Inc.	3,473,772
72,000	@, L	Qwest Communications International, Inc.	659,520
17,500	@, L	RF Micro Devices, Inc.	117,775
44,300		Sprint Nextel Corp.	841,700
4,600	@	Symmetricom, Inc.	21,620
6,575		Telephone & Data Systems, Inc.	438,881
1,900	@	Tollgrade Communications, Inc.	19,228
88,400		Verizon Communications, Inc.	3,914,352
500	@	Viasat, Inc.	15,415
			37,922,161
		Textiles: 0.0%
1,200		G&K Services, Inc.	48,240
4,500	@, L	Mohawk Industries, Inc.	365,850
800	L	Unifirst Corp.	29,968
			444,058
		Toys/Games/Hobbies: 0.1%
1,800	@, L	Jakks Pacific, Inc.	48,078
29,900		Mattel, Inc.	701,454
500	@, L	RC2 Corp.	13,845
			763,377
		Transportation: 0.3%
800	L	Alexander & Baldwin, Inc.	40,104
800	L	Arkansas Best Corp.	26,128
700	@, L	Bristow Group, Inc.	30,597
5,800	L	CH Robinson Worldwide, Inc.	314,882
5,000	L	Con-way, Inc.	230,000
8,300		CSX Corp.	354,659
12,100	L	Expeditors International Washington, Inc.	572,330
1,400	L	Forward Air Corp.	41,692
4,000	L	Heartland Express, Inc.	57,120
2,800	@, L	HUB Group, Inc.	84,084
1,900	L	JB Hunt Transport Services, Inc.	49,970
3,600	@, L	Kansas City Southern	115,812
2,300	@, L	Kirby Corp.	101,522
2,400	L	Knight Transportation, Inc.	41,304
3,400	L	Landstar System, Inc.	142,698
7,700		Norfolk Southern Corp.	399,707
2,300	@, L	Old Dominion Freight Line	55,131
2,105		Overseas Shipholding Group	161,727
5,500	L	Tidewater, Inc.	345,620
4,800		Union Pacific Corp.	542,688
3,600	@, L	YRC Worldwide, Inc.	98,352
			3,806,127
		Trucking & Leasing: 0.0%
900		GATX Corp.	38,475
			38,475
		Warehouse/Industrial: 0.0%
1,500		AMB Property Corp.	89,715
400	L	EastGroup Properties, Inc.	18,104
			107,819
		Water: 0.0%
500	L	American States Water Co.	19,500
3,300	L	Aqua America, Inc.	74,844
			94,344
		Total Common Stock
		(Cost $ 627,953,658)	657,916,648

PREFERRED STOCK: 0.6%
		Banks: 0.1%
35,875	@@, #, P	Santander Finance Preferred SA Unipersonal	742,164
			742,164

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 0.1%
24,000	P	Deutsche Bank Capital Trust II	$572,400
46,500	P	Merrill Lynch & Co., Inc.	1,067,175
			1,639,575
		Insurance: 0.2%
48,903	@@, P	Aegon NV	1,088,092
19,271	@@, P	Aegon NV - Series 1	436,488
51,650	P	Metlife, Inc.	1,275,238
			2,799,818
		Sovereign: 0.2%
68,000	P	Fannie Mae	1,700,000
			1,700,000
		Total Preferred Stock
		(Cost $ 7,367,670)	6,881,557

# of Contracts			Value
PURCHASED OPTIONS: 0.0%
		Purchased Options: 0.0%
70		Call Option CME
		90-Day Eurodollar Future 06/08
		Strike @ $95.00-Exp 06/16/08	$123,812
115		Call Option CME
		90-Day Eurodollar Future 03/08
		Strike @ $95.00-Exp 03/17/08	158,844
270		Call Option CME
		90-Day Eurodollar Future 12/07
		Strike @ $95.00-Exp 12/17/07	180,562
270		Call Option CME
		90-Day Eurodollar Future 12/07
		Strike @ $95.50-Exp 12/17/07	45,563

		Total Purchased Options
		(Cost $ 295,662)	508,781

Principal Amount			Value
CORPORATE BONDS/NOTES: 7.8%
		Airlines: 0.2%
$1,752,000	C	Delta Airlines, Inc., 7.570%, due 11/18/10	$1,798,490
756,000		United AirLines, Inc., 6.932%, due 09/01/11	891,369
			2,689,859
		Auto Manufacturers: 0.1%
233,238		Ford Motor Co., 8.597%, due 11/29/13	226,759
726,510		Ford Motor Co., 8.597%, due 11/29/13	706,329
			933,088
		Banks: 2.1%
1,040,000	@@, C	Australia & New Zealand Banking Group Ltd., 5.494%, due 12/31/49	895,444
224,000	C	BAC Capital Trust XIV, 5.630%, due 12/31/49	213,313
172,552	@@, #	Banco Itau SA, 5.720%, due 09/20/08	170,502
1,081,000	@@, #, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	1,081,368
400,000	@@, C	Bank of Ireland, 5.500%, due 12/29/49	347,419
210,000	@@, C	Bank of Scotland, 5.625%, due 12/31/49	180,975
77,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	80,056
490,000	@@, C	Barclays Bank PLC, 5.563%, due 12/31/49	426,917
110,000	@@, C	Barclays O/S Inv, 5.615%, due 11/19/07	94,002
710,000	@@, C	BNP Paribas, 5.238%, due 09/29/49	605,543
1,267,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	1,171,245
377,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	362,665
220,000	@@, C	Den Norske Bank ASA, 5.813%, due 11/29/49	177,107
723,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	786,342
1,000	C	Fleet Capital Trust II, 7.920%, due 12/11/26	1,039
416,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	389,736
860,000	@@, C	Hongkong & Shanghai Banking Corp., Ltd., 5.500%, due 07/29/49	675,100
1,150,000	@@, C, L	HSBC Bank PLC, 5.538%, due 06/29/49	916,167
1,140,000	@@, C	HSBC Bank PLC, 5.625%, due 06/29/49	905,350
1,030,000	@@, C	Lloyds TSB Bank PLC, 5.523%, due 08/29/49	818,850
620,000	@@, C	Lloyds TSB Bank PLC, 5.688%, due 06/29/49	523,989
770,000	@@, C	Lloyds TSB Bank PLC, 5.750%, due 11/29/49	668,755
382,000	@@, #, C	Lloyds TSB Group PLC, 6.267%, due 11/13/49	349,995
805,000	@@, C	Mizuho Financial Group Cayman Ltd., 8.375%, due 12/31/49	838,718
60,000	@@, C	National Westminster Bank PLC, 5.563%, due 08/29/49	51,619
130,000	@@, C	National Westminster Bank PLC, 5.688%, due 11/29/49	103,675
640,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	605,957
612,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	564,192
538,000	C	RBS Capital Trust I, 5.512%, due 12/31/49	504,087

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

	Principal Amount			Value
			Banks (continued)
	$962,000	@@, #, C	Resona Bank Ltd., 5.850%, due 09/29/49	$906,236
	1,580,000	@@, C	Royal Bank of Scotland Group PLC, 5.563%, due 12/29/49	1,349,206
	377,000	@@, #, C	Royal Bank of Scotland Group PLC, 6.990%, due 10/05/17	383,786
	126,000	@@	Royal Bank of Scotland Group PLC, 7.640%, due 09/29/17	131,909
	370,000	@@, C	Societe Generale, 5.469%, due 11/29/49	309,092
	1,400,000	@@, C	Standard Chartered PLC, 5.500%, due 07/29/49	1,048,250
	230,000	@@, C, L	Standard Chartered PLC, 5.588%, due 01/29/49	175,950
	1,800,000	@@, C, L	Standard Chartered PLC, 5.625%, due 11/29/49	1,377,000
	898,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	918,617
	169,000	C	SunTrust Preferred Capital I, 5.853%, due 12/31/49	165,979
	712,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	707,769
	450,000	@@, C	Westpac Banking Corp., 5.306%, due 09/30/49	382,982
	372,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	324,177
				22,691,080
			Beverages: 0.1%
BRL	1,039,000	@@, #, L	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	527,152
				527,152
			Chemicals: 0.2%
	$260,000	Z	Stauffer Chemical, 4.950%, due 04/15/10	229,936
	450,000	Z	Stauffer Chemical, 5.840%, due 04/15/18	247,451
	570,000	Z	Stauffer Chemical, 7.370%, due 04/15/17	332,669
	1,051,000		Union Carbide Corp., 7.750%, due 10/01/96	1,113,652
				1,923,708
			Diversified: 0.1%
	366,000	C	Istar Financial, Inc., 5.150%, due 03/01/12	338,986
	111,000	C	Istar Financial, Inc., 5.500%, due 06/15/12	103,715
	297,000	C	Istar Financial, Inc., 5.850%, due 03/15/17	263,217
	162,000	C	Liberty Property LP, 6.375%, due 08/15/12	166,128
	155,000		Liberty Property LP, 6.625%, due 10/01/17	154,991
	532,000	C	Liberty Property LP, 7.750%, due 04/15/09	548,235
				1,575,272
			Diversified Financial Services: 2.4%
	2,095,000	@@, #, C, L	Aiful Corp., 4.450%, due 02/16/10	2,012,415
	218,000	@@, #	Alpine III, 6.080%, due 08/16/14	218,726
	218,000	@@, #	Alpine III, 6.480%, due 08/16/14	218,804
	328,000	@@, #	Alpine III, 8.280%, due 08/16/14	330,279
	560,000	@@, #	Alpine III, 11.530%, due 08/16/14	573,553
	2,520,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	2,658,600
	1,131,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	1,171,983
	762,000	@@	Eksportfinans A/S, 5.125%, due 10/26/11	775,464
	420,000	@@, C	Financiere CSFB NV, 5.375%, due 03/29/49	359,415
	1,180,000		Ford Motor Credit Co., 8.000%, due 12/15/16	1,105,638
	492,000		Ford Motor Credit Co., 8.110%, due 01/13/12	465,310
	1,007,000		Ford Motor Credit Co., 9.810%, due 04/15/12	1,043,185
	825,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	814,376
	1,080,000	C	Goldman Sachs Group, Inc., 5.793%, due 12/31/49	1,022,970
	562,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	647,964
	184,000	C	Lehman Brothers Capital Trust VII, 5.857%, due 11/29/49	175,475
	1,412,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	1,314,006
	1,131,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	1,128,430
	804,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	765,517
	485,000	@@, C	Paribas, 5.375%, due 12/31/49	410,891
	212,056	@@, #, C	Petroleum Export Ltd., 4.623%, due 06/15/10	209,275
	1,040,620	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	1,049,309
	1,438,015	#, C	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	1,369,710
	1,290,442	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	1,245,277
	97,555	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	100,551
	829,000	C	Residential Capital, LLC, 7.500%, due 04/17/13	670,130
	1,341,000	C	Southern Star Central Corp., 6.750%, due 03/01/16	1,289,036
	1,122,000	@@, #	TNK-BP Finance SA, 7.500%, due 07/18/16	1,117,063
	5,212,395	#, Z	Toll Road Investors Partnership II LP, 16.700%, due 02/15/45	710,840
	430,000	#, C	Twin Reefs Pass-Through Trust, 6.122%, due 12/10/49	341,308
	848,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	876,950
	446,000	#, C	Wachovia Capital Trust V, 7.965%, due 06/01/27	464,415
				26,656,865
			Electric: 0.7%
	1,721,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	1,779,084
	224,000	@@, L	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	256,448
	1,260,000	@@, #, C	Intergen NV, 9.000%, due 06/30/17	1,329,300
	534,366	#, C	Juniper Generation, LLC, 6.790%, due 12/31/14	542,166
	1,040,000	C	Nevada Power Co., 5.950%, due 03/15/16	1,021,653
	417,000	C	Nevada Power Co., 6.750%, due 07/01/37	421,271
	1,214,000	C	NorthWestern Corp., 5.875%, due 11/01/14	1,185,232
	171,000	C, L	Reliant Energy, Inc., 7.625%, due 06/15/14	173,138
	85,000	C, L	Reliant Energy, Inc., 7.875%, due 06/15/17	85,956

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Electric (continued)
$1,113,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	$1,139,713
			7,933,961
		Energy — Alternate Sources: 0.2%
600,000		Greater Ohio Ethanol, LLC, 8.864%, due 12/31/13	588,000
700,000		Greater Ohio Ethanol, LLC, 12.630%, due 12/31/13	688,625
467,000	#	White Pine Hydro, LLC, 6.310%, due 07/10/17	476,356
			1,752,981
		Gas: 0.3%
993,000	@@, #, C	Nakilat, Inc., 6.067%, due 12/31/33	961,194
203,000	@@, #, C	Nakilat, Inc., 6.267%, due 12/31/33	197,660
2,447,000	C, L	Southern Union Co., 7.200%, due 11/01/66	2,470,391
			3,629,245
		Insurance: 0.2%
1,355,000	@@, C	Aegon NV, 5.862%, due 12/31/49	1,073,838
368,000	#, C	North Front Pass-Through Trust, 5.810%, due 12/15/24	358,603
838,000	@@, C, L	XL Capital, Ltd., 6.500%, due 12/15/49	784,067
			2,216,508
		Media: 0.0%
445,000	C	Dex Media West, LLC, 9.875%, due 08/15/13	475,594
			475,594
		Multi-National: 0.1%
669,000	@@	Corp. Andina de Fomento CAF, 5.125%, due 05/05/15	639,817
			639,817
		Oil & Gas: 0.4%
459,000	@@, #	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	435,132
331,000	@@, #	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	348,126
496,000	C	Marathon Oil Corp., 6.600%, due 10/01/37	512,110
878,000	C	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	909,148
1,003,000	#	Pemex Project Funding Master Trust, 6.994%, due 06/15/10	1,023,060
930,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, due 09/30/20	889,403
			4,116,979
		Pipelines: 0.1%
345,000	C, L	Northwest Pipeline Corp., 7.000%, due 06/15/16	360,094
460,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	464,600
			824,694
		Regional Malls: 0.2%
134,000	C	Rouse Co., 7.200%, due 09/15/12	135,120
2,190,000	#, C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13	2,159,191
			2,294,311
		Retail: 0.2%
120,000	#, C	Rite Aid Corp., 9.375%, due 12/15/15	112,200
711,000	#, C	Rite Aid Corp., 9.500%, due 06/15/17	668,340
273,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	240,235
1,232,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	1,282,774
			2,303,549
		Savings & Loans: 0.0%
200,000	#, C	Washington Mutual Preferred Funding Delaware, 6.534%, due 12/31/49	183,656
			183,656
		Telecommunications: 0.2%
1,263,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	1,287,983
597,000	@@, C	Rogers Wireless, Inc., 7.250%, due 12/15/12	632,787
107,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	103,547
614,000	C	Sprint Nextel Corp., 6.000%, due 12/01/16	590,782
			2,615,099
		Water: 0.1%
319,000	#	White Pine Hydro Portfolio, LLC, 6.960%, due 07/10/37	325,723
479,000	#	White Pine Hydro Portfolio, LLC, 7.260%, due 07/20/15	491,659
			817,382
		Total Corporate Bonds/Notes
		(Cost $ 88,791,111)	86,800,800

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.4%
		Federal Home Loan Mortgage Corporation: 5.7%
157,512	C, S	4.500%, due 12/15/16	155,684
2,072,000	C, S	4.500%, due 02/15/20	1,923,237
2,128,091	C, S	5.000%, due 08/15/16	2,108,424
1,441,000	C, S	5.000%, due 12/15/17	1,421,230
948,000	C, S	5.000%, due 05/15/20	920,412
1,922,423	C, S	5.000%, due 08/15/21	1,912,688
2,410,000	C, S	5.000%, due 04/15/23	2,241,933
897,000	C, S	5.000%, due 09/15/31	829,147
341,000	C, S	5.000%, due 02/15/32	326,897
1,937,000	C, S	5.000%, due 03/15/32	1,848,758
330,000	C, S	5.000%, due 04/15/32	321,553
14,542,000	W	5.000%, due 11/15/34	13,867,164
355,466	S	5.001%, due 04/01/35	349,426
2,862,000	Z	5.230%, due 03/15/31	853,345
2,173,000	C	5.250%, due 03/15/12	2,186,168

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation (continued)
$4,469,876	C, S	5.500%, due 08/15/20	$4,230,715
571,000	C, S	5.500%, due 12/15/20	567,513
365,000	C, S	5.500%, due 09/15/32	355,635
342,000	C, S	5.500%, due 10/15/32	335,061
304,000	C, S	5.500%, due 11/15/32	301,109
362,000	C, S	5.500%, due 07/15/33	357,034
481,537	S	5.500%, due 06/01/36	466,849
7,200,748	C, S	6.000%, due 01/15/29	7,309,295
14,336,000	W	6.000%, due 11/01/33	14,342,722
3,451,832	C, S	6.103%, due 05/15/33	3,426,134
285,230	S	6.500%, due 11/01/28	292,977
58,463	S	6.500%, due 12/01/31	59,920
			63,311,030
		Federal National Mortgage Corporation: 2.4%
164,413	C, S	4.750%, due 12/25/42	164,014
1,099,000	W	5.000%, due 10/15/18	1,077,191
1,186,992	S	5.000%, due 02/25/29	1,180,089
2,490,000	W	5.000%, due 11/15/34	2,374,449
4,734,014	S	5.000%, due 08/01/37	4,455,110
139,924	C, S	5.271%, due 04/25/35	139,928
1,136,000	C	5.400%, due 03/26/12	1,140,827
1,853,000	S	5.500%, due 05/25/30	1,806,914
97,000	W	5.500%, due 11/13/33	94,954
498,451	S	5.500%, due 07/01/36	483,403
836,000	C	5.550%, due 03/29/10	838,163
81,019	S	6.000%, due 06/01/16	82,294
386,892	S	6.000%, due 07/01/16	392,981
138,036	S	6.000%, due 08/01/16	140,208
909		6.000%, due 10/01/16	924
101,626	S	6.000%, due 10/01/16	103,226
455,193	S	6.000%, due 03/01/17	462,308
186,173	S	6.000%, due 04/01/17	189,083
269,967	S	6.000%, due 06/01/17	274,187
56,595	S	6.000%, due 09/01/17	57,480
74,857	S	6.000%, due 10/01/17	76,027
266,291	S	6.000%, due 11/01/17	270,482
296,919	S	6.000%, due 12/01/17	301,560
257,206	S	6.000%, due 12/01/18	260,777
3,781,700	S	6.000%, due 07/25/29	3,845,518
2,032,013	S	6.000%, due 04/25/31	2,079,599
2,110,460	S	6.500%, due 04/01/30	2,166,345
36,806	S	7.000%, due 06/01/29	38,352
809		7.000%, due 08/01/29	844
5,302	S	7.000%, due 10/01/29	5,526
83,618	S	7.000%, due 01/01/30	87,154
1,192,709	S	7.000%, due 06/01/31	1,242,935
12,099	S	7.000%, due 10/01/31	12,604
25,854	S	7.000%, due 01/01/32	26,931
7,015	S	7.000%, due 04/01/32	7,301
16,375	S	7.000%, due 05/01/32	17,043
40,711	S	7.000%, due 07/01/32	42,373
4,181	S	7.250%, due 07/01/27	4,217
11,209	S	7.500%, due 11/01/29	11,755
70,719	S	7.500%, due 10/01/30	74,041
109,841	S	7.500%, due 11/01/30	115,002
621,607	C, S	7.500%, due 01/25/48	645,298
			26,789,417
		Government National Mortgage Association: 0.3%
25,969	S	6.125%, due 12/20/29	26,247
101,592	S	6.375%, due 04/20/28	102,532
138,959	S	6.500%, due 10/15/31	142,445
428,382	S	7.000%, due 09/15/24	449,434
734,929	S	7.000%, due 10/15/24	771,023
124,649	S	7.000%, due 11/15/24	130,766
1,149,038	S	7.500%, due 12/15/23	1,205,988
			2,828,435
		Total U.S. Government Agency Obligations
		(Cost $ 93,481,893)	92,928,882
U.S. TREASURY OBLIGATIONS: 10.4%
		U.S. Treasury Bonds: 1.6%
8,037,000	L	4.750%, due 08/15/17	8,147,517
9,779,000	L	4.750%, due 02/15/37	9,646,837
			17,794,354
		U.S. Treasury Notes: 7.4%
32,926,000	L	4.000%, due 08/31/09	32,959,453
37,965,000	L	4.125%, due 08/31/12	37,822,669
10,660,000	L	4.500%, due 05/15/10	10,797,418
			81,579,540

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
		Treasury Inflation Indexed Protected Securities: 1.4%
$ 1,914,000	L	2.375%, due 04/15/11	$ 2,022,281
1,889,000	L	2.375%, due 01/15/17	1,965,784
7,092,000		2.375%, due 01/15/25	7,908,653
2,695,000	L	3.875%, due 01/15/09	3,494,109
			15,390,827
		Total U.S. Treasury Obligations
		(Cost $ 114,400,419)	114,764,721
ASSET-BACKED SECURITIES: 1.2%
		Automobile Asset-Backed Securities: 0.0%
97,320	C, S	AmeriCredit Automobile Receivables Trust, 4.220%, due 07/06/09	96,987
			96,987
		Credit Card Asset-Backed Securities: 0.1%
12,000	C, S	Bank One Issuance Trust, 4.540%, due 09/15/10	11,968
553,000	C, S	Citibank Credit Card Issuance Trust, 5.650%, due 09/20/19	551,099
			563,067
		Home Equity Asset-Backed Securities: 0.4%
2,707,000	C, S	GSAA Trust, 5.242%, due 06/25/34	2,698,366
850,000	C, S	GSAA Trust, 6.040%, due 07/25/36	862,237
428,000	#, C, S	Irwin Home Equity, 5.960%, due 08/25/37	426,901
153,045	C, S	Merrill Lynch Mortgage Investors, Inc., 5.491%, due 07/25/34	148,449
481	C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	477
428,000	C, S	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	423,544
			4,559,974
		Other Asset-Backed Securities: 0.7%
122,628	C, S	Amortizing Residential Collateral Trust, 5.631%, due 05/25/32	120,712
20,840	C, S	Caterpillar Financial Asset Trust, 5.590%, due 02/25/09	20,859
2,536	C, S	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	2,484
132,606	C, S	Chase Funding Mortgage Loan, 5.431%, due 07/25/33	130,306
1,433	C	Countrywide Asset-Backed Certificates, 4.493%, due 02/25/36	1,427
761,000	C, S	Countrywide Asset-Backed Certificates, 5.683%, due 10/25/46	753,441
104,000	C, S	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	102,637
987,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	964,942
1,583,000	C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	1,570,392
459,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	459,215
241,000	#, C, S	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	237,611
748,000	C, S	Equity One, Inc., 5.050%, due 09/25/33	714,403
927,000	@@, #, C, S	Hudson Mezzanine Funding, 6.454%, due 06/12/42	139,050
719,000	C, S	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	713,626
2,921	C, S	Popular Mortgage Pass-Through Trust, 4.000%, due 12/25/34	2,885
2,723	C, S	Popular Mortgage Pass-Through Trust, 4.596%, due 11/25/35	2,706
796,000	C, S	Renaissance Home Equity Loan Trust, 5.608%, due 05/25/36	790,297
47,132	C, S	Residential Asset Mortgage Products, Inc., 5.441%, due 06/25/33	46,777
500,822	C, S	Structured Asset Securities Corp., 4.910%, due 06/25/33	495,478
369,151	C, S	Structured Asset Securities Corp., 6.000%, due 03/25/34	369,296
			7,638,544
		Total Asset-Backed Securities
		(Cost $ 13,725,104)	12,858,572
COLLATERALIZED MORTGAGE OBLIGATIONS: 9.6%
839,115	C, S	American Home Mortgage Assets, 5.903%, due 11/25/46	822,726
1,100,028	#	Astoria Depositor Corp., 7.902%, due 05/01/21	1,130,279
169,465	C, S	Banc of America Alternative Loan Trust, 6.496%, due 04/25/37	172,006
19,909,853	C, S, ^	Banc of America Commercial Mortgage, Inc., 0.465%, due 01/15/49	437,324
100,000	C, S	Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	98,485
60,000	C, S	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	58,534
10,000	C, S	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	9,799
8,513	C, S	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	8,483
10,000	C, S	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	9,970
10,000	C, S	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	9,863
516,000	C, S	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	484,605
160,000	C, S	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	166,279
1,581,923	C, S	Banc of America Funding Corp., 5.256%, due 09/20/35	1,526,371
3,079,813	C, S	Banc of America Funding Corp., 5.652%, due 06/20/37	3,028,376
2,422,122	C, S	Banc of America Funding Corp., 5.750%, due 09/20/34	2,394,443
806,489	C, S	Banc of America Funding Corp., 5.846%, due 05/20/36	806,727
978,197	C, S	Banc of America Mortgage Securities, Inc., 5.177%, due 09/25/35	961,408
790,610	C, S	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	783,697
814,282	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	761,666
1,572,837	C, S	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	1,571,924
153,889	C, S	Bank of America Alternative Loan Trust, 6.500%, due 04/25/36	155,853
2,208,487	C, S	Bank of America Alternative Loan Trust, 6.500%, due 05/25/46	2,245,974
248,124	C, S	Bear Stearns Alternative-A Trust, 5.451%, due 07/25/34	247,391
26,000	C, S	Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	25,573
392,000	S	Bear Stearns Commercial Mortgage Securities, 5.660%, due 09/11/41	374,350

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,000	C	Capco America Securitization Corp., 6.460%, due 10/15/30	$1,012
1,938,137	C, S	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	2,009,071
2,315,800	C, S	Chase Mortgage Finance Corp., 5.409%, due 12/25/35	2,282,501
1,343,739	C, S	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	1,341,586
795,043	C, S	Chaseflex Trust, 6.500%, due 02/25/37	807,395
689,587	C, S	Citigroup Mortgage Loan Trust, Inc., 5.616%, due 04/25/37	678,705
174,944	C, S	Citigroup Mortgage Loan Trust, Inc., 5.939%, due 06/25/36	176,201
2,536,611	C, S	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	2,539,834
979,711	C, S	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	981,653
444,000	C, S	Commercial Mortgage Pass-Through Certificates, 4.221%, due 03/10/39	435,132
15,000	C, S	Commercial Mortgage Pass-Through Certificates, 3.600%, due 03/10/39	14,740
25,512	C, S	Countrywide Alternative Loan Trust, 5.413%, due 10/25/35	25,102
108,770	C, S	Countrywide Alternative Loan Trust, 5.431%, due 02/25/35	108,095
1,997,163	C, S	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	1,981,522
688,616	C, S	Countrywide Alternative Loan Trust, 5.863%, due 11/25/46	674,362
94,769	C, S	Countrywide Alternative Loan Trust, 6.000%, due 05/25/36	96,083
568,699	C, S	Countrywide Home Loan Mortgage Pass-Through Trust, 5.250%, due 10/25/35	537,414
1,052,131	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	1,030,348
402,112	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	389,532
10,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	9,785
8,000	C, S	Credit Suisse First Boston Mortgage Securities Corp., 7.790%, due 04/15/62	8,548
1,262,523	C, S	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	1,298,343
39,273	C, S	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	39,563
110,482	C, S	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	113,899
941,279	C, S	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	923,579
579,020	C, S	First Horizon Asset Securities, Inc., 5.393%, due 10/25/35	579,692
807,617	C, S	First Horizon Asset Securities, Inc., 5.500%, due 12/25/35	805,597
1,500,000	C, S	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	1,572,089
19,612,903	C, S, ^	GE Capital Commercial Mortgage Corp., 0.674%, due 06/10/48	326,727
660,468	C, S	GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	651,983
1,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	991
258,459	C, S	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	261,149
1,489,960	C, S	GMAC Mortgage Corp. Loan Trust, 4.585%, due 10/19/33	1,461,532
1,746,247	C, S	GMAC Mortgage Corp. Loan Trust, 5.259%, due 03/18/35	1,684,923
170,107	C, S	GMAC Mortgage Corp. Loan Trust, 5.460%, due 11/19/35	166,854
15,700,748	#, C, S, ^	Greenwich Capital Commercial Funding Corp., 0.512%, due 03/10/39	357,146
870,000	C, S	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	872,143
474,000	C, S	Greenwich Capital Commercial Funding Corp., 5.534%, due 03/10/39	445,767
240,000	C, S	Greenwich Capital Commercial Funding Corp., 5.554%, due 03/10/39	224,462
192,000	C, S	Greenwich Capital Commercial Funding Corp., 5.613%, due 03/10/39	174,820
684,000	C, S	GS Mortgage Securities Corp. II, 5.814%, due 04/10/38	641,107
961,592	#, C, S	GSMPS Mortgage Loan Trust, 5.481%, due 01/25/35	950,819
840,224	#, C, S	GSMPS Mortgage Loan Trust, 5.531%, due 04/25/36	838,657
436,030	C, S	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	430,103
292,672	C, S	Harborview Mortgage Loan Trust, 5.853%, due 01/19/35	287,269
366,575	C, S	Homebanc Mortgage Trust, 5.561%, due 08/25/29	366,679
252,681	S	JPMorgan Alternative Loan Trust, 5.509%, due 01/25/36	252,718
60,658,961	C, S, ^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.090%, due 01/12/43	84,777
15,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	14,755
1,000,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.262%, due 08/12/40	990,628
14,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, due 03/15/46	13,783
468,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, due 05/15/47	468,080
152,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.455%, due 05/15/47	145,113
304,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.495%, due 05/15/47	284,455
149,380	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.024%, due 04/15/45	151,479
877,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 6.052%, due 04/15/45	899,241
4,077,679	C, S, ^	LB-UBS Commercial Mortgage Trust, 0.676%, due 02/15/40	134,859
528,000	C, S	LB-UBS Commercial Mortgage Trust, 4.201%, due 12/15/29	520,204
1,000	C	LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	994
630,987	C, S	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	628,798
231,000	C, S	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	215,908
250,000	C, S	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	249,422
10,000	C, S	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	9,910
340,000	C, S	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	340,853
620,000	C, S	LB-UBS Commercial Mortgage Trust, 5.456%, due 04/15/40	577,719
329,000	C, S	LB-UBS Commercial Mortgage Trust, 5.516%, due 11/15/38	302,520
246,000	C, S	LB-UBS Commercial Mortgage Trust, 5.533%, due 02/15/40	230,044
491,000	C, S	LB-UBS Commercial Mortgage Trust, 5.563%, due 02/15/40	457,004
2,212,000	C, S	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	2,310,725
3,220,743	C, S	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	3,389,419
522,000	C, S	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	524,905
54,015	C, S	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	53,897
355,160	C, S	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	358,944
14,393,560	#, C, S, ^	Merrill Lynch Mortgage Trust, 0.358%, due 11/12/35	81,031
3,116,756	C, S, ^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.735%, due 08/12/48	123,929
237,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.479%, due 08/12/48	220,331
264,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.509%, due 08/12/48	244,273
131,428	C, S	MLCC Mortgage Investors, Inc., 5.451%, due 01/25/29	130,822

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

	Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
	$160,000	C, S	Morgan Stanley Capital I, 5.007%, due 01/14/42	$158,750
	339,794	C, S	Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	339,530
	132,609	C, S	MortgageIT Trust, 5.501%, due 11/25/35	127,833
	788,000	C, S	New York Mortgage Trust, Inc., 5.651%, due 05/25/36	794,461
	473,348	C, S	Prime Mortgage Trust, 5.631%, due 02/25/35	468,212
	600,000		PRLM, 7.000%, due 09/28/37	598,680
	123,666	C, S	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	120,650
	600,000	C, S	Prudential Securities Secured Financing Corp., 6.649%, due 07/15/08	604,018
	1,068,938	C, S	RAAC Series, 5.250%, due 09/25/34	1,051,008
	154,958	C, S	Sequoia Mortgage Trust, 5.766%, due 01/20/35	154,308
	4,116	C, S	Structured Adjustable Rate Mortgage Loan Trust, 5.441%, due 07/25/35	4,044
	251,384	C, S	Structured Asset Mortgage Investments, Inc., 5.743%, due 04/19/35	250,396
	70,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	70,321
	189,000	#, C, S	Wachovia Bank Commercial Mortgage Trust, 5.385%, due 10/15/44	170,493
	1,601,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.385%, due 10/15/44	1,472,447
	758,000	C, S	Washington Mutual Mortgage Pass-Through Certificates, 3.798%, due 06/25/34	742,087
	288,379	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.000%, due 12/25/18	283,096
	419,556	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.441%, due 01/25/45	412,271
	1,309,933	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.497%, due 01/25/37	1,308,579
	2,643,428	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.693%, due 06/25/37	2,634,586
	1,014,928	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.704%, due 06/25/37	1,006,444
	662,441	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.750%, due 02/25/36	666,535
	560,040	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.793%, due 07/25/47	535,363
	2,131,331	C	Washington Mutual Mortgage Pass-Through Certificates, 5.876%, due 07/25/37	2,111,184
	1,768,842	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.893%, due 07/25/37	1,795,313
	1,047,156	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.903%, due 09/25/46	1,005,720
	1,282,003	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.920%, due 07/25/37	1,285,531
	71,461	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.953%, due 05/25/46	68,740
	293,040	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.953%, due 06/25/46	287,820
	65,468	C, S	Washington Mutual Mortgage Pass-Through Certificates, 5.983%, due 06/25/44	64,576
	1,615,338	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.000%, due 06/25/34	1,608,528
	1,121,967	C, S	Washington Mutual Mortgage Pass-Through Certificates, 6.000%, due 07/25/36	1,129,834
	1,445,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.500%, due 06/25/35	1,426,434
	2,225,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	2,138,453
	1,245,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.785%, due 07/25/34	1,221,593
	740,566	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.893%, due 08/25/34	729,427
	1,746,356	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.111%, due 03/25/36	1,713,231
	2,451,307	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.386%, due 08/25/35	2,418,248
	1,120,653	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 12/25/35	1,091,153
	1,644,143	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.500%, due 01/25/36	1,596,224
	2,045,331	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.649%, due 12/25/36	2,042,213
	1,541,097	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.941%, due 11/25/36	1,543,296
	2,307,177	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.948%, due 10/25/36	2,310,956
	251,005	C, S	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 06/25/36	252,212
			Total Collateralized Mortgage Obligations
			(Cost $ 107,178,504)	106,122,958
MUNICIPAL BONDS: 0.2%
			California: 0.1%
	836,000	C	City of San Diego, 7.125%, due 06/01/32	818,026
				818,026
			Michigan: 0.1%
	1,275,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	1,233,129
				1,233,129
			Total Municipal Bonds
			(Cost $ 2,129,624)	2,051,155
OTHER BONDS: 0.1%
			Foreign Government Bonds: 0.1%
MXN	7,710,000	@@	Mexican Bonos, 8.000%, due 12/17/15	708,763
	$420,000	@@	Mexico Government International Bond, 6.750%, due 09/27/34	457,800
			Total Other Bonds
			(Cost $ 1,164,659)	1,166,563
			Total Long-Term Investments
			(Cost $ 1,056,488,304)	1,082,000,637

Shares			Value
SHORT-TERM INVESTMENTS: 23.8%
		Money Market: 4.4%
49,100,000	**, S	ING Institutional Prime Money Market Fund	$49,100,000
		Total Money Market
		(Cost $ 49,100,000)	49,100,000

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

Principal Amount			Value
	Repurchase Agreement: 0.1%
$1,071,000	Goldman Sachs Repurchase Agreement dated 09/28/07, 4.900%, due 10/01/07, $1,071,437 to be received upon repurchase (Collateralized by $1,104,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $1,093,015, due 03/10/15)		$1,071,000

	Total Repurchase Agreement
	(Cost $ 1,071,000)		1,071,000
	Securities Lending Collateralcc: 19.3%
213,423,155	Bank of New York Mellon Corp. Institutional Cash Reserves		213,423,155
	Total Securities Lending Collateral
	(Cost $ 213,423,155)		213,423,155
	Total Short-Term Investments
	(Cost $ 263,594,155)		263,594,155
	Total Investments in Securities
	(Cost $ 1,320,082,459)	121.5%	$1,345,594,792
	Other Assets and Liabilities — Net	(21.5)	(238,363,981)
	Net Assets	100.0%	$1,107,230,811

@	Non-income producing security
@@	Foreign Issuer
&	Payment-in-kind
ADR	American Depositary Receipt
MASTR	Mortgage Asset Securitization Transaction, Inc.
#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise footnoted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security
S	All or a portion of this security is segregated for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
L	Loaned security, a portion or all of the security is on loan at September 30, 2007.
**	Investment in affiliate
^	Interest Only (IO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
BRL	Brazilian Real
MXN	Mexican Peso

*	Cost for federal income tax purposes is $1,323,911,190.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$49,190,231
	Gross Unrealized Depreciation	(27,011,451)
	Net Unrealized Appreciation	$22,178,780

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING VP Balanced Portfolio Open Futures Contracts on September 30, 2007:

				Unrealized
Contract Description	Number of Contracts	Notional Market Value	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	100	$23,870,000	03/17/08	$(3,201)
90-Day Eurodollar	100	23,922,500	09/15/08	16,131
90-Day Sterling	199	48,008,404	03/19/08	143,616
Euro-Schatz	188	27,708,480	12/06/07	22,790
Russell Mini	10	813,200	12/21/07	15,240
S&P 500	13	4,998,825	12/20/07	(3,279)
S&P Mid 400 E-Mini	9	803,970	12/21/07	9,552
U.S. Treasury 2-Year Note	318	65,840,908	12/31/07	97,230
U.S. Treasury 5-Year Note	123	13,164,844	12/31/07	19,239
U.S. Treasury 10-Year Note	22	2,404,188	12/19/07	2,008
				$319,326
Short Contracts
90-Day Eurodollar	100	(23,903,750)	03/16/09	(45,624)
90-Day Eurodollar	100	(23,848,750)	09/14/09	(25,158)
				$(70,782)

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING VP Balanced Portfolio Written Options Open on September 30, 2007

	Exercise		Expiration	# of	Premium
Description/Name of Issuer	Price		Date	Contracts	Received	Value
Call Option CME
90-Day Eurodollar Future 12/07	USD	95.250	12/17/07	540	$106,650	$(192,375)
					$106,650	$(192,375)

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING VP Balanced Portfolio Credit Default Swap Agreements Outstanding on September 30, 2007:

		Buy/Sell	(Pay)/Receive	Termination	Notional		Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount		(Depreciation)

Barclays Bank PLC	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.390)	09/20/12	USD	809,000	$461
JPMorgan Chase Bank N.A., New York	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.430)	09/20/12	USD	438,000	(531)
Lehman Brothers Special Financing Inc.	Alcoa Inc. 5.375%, 01/15/13	Buy	(0.400)	09/20/12	USD	876,000	109
UBS AG	Australia & New Zealand Banking Group 4.450%, 02/05/15	Buy	(0.350)	09/20/17	USD	720,000	4,897
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.320)	09/20/17	USD	928,000	21,785
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.660)	09/20/17	USD	938,000	(3,177)
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.650)	09/20/17	USD	436,000	(1,132)
UBS AG	Bank of Scotland 5.125%, 12/05/13	Buy	(0.410)	09/20/17	USD	720,000	11,783
Citibank N.A., New York	Belo Corp. 8.000%, 11/01/08	Buy	(0.930)	09/20/12	USD	482,000	3,009
Citibank N.A., New York	Belo Corp. 8.000%, 11/01/08	Buy	(1.400)	09/20/14	USD	484,000	53
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.250)	09/20/17	USD	928,000	13,856
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	194,000	(1,233)
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	436,000	(2,876)
UBS AG	Burlington Northern Santa Fe Corp. 4.300%, 07/01/13	Buy	(0.350)	09/20/12	USD	1,213,000	(6,788)
Citibank N.A., New York	CDX.EM.6 Index	Buy	(1.400)	12/20/11	USD	1,455,000	8,654
Citibank N.A., New York	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	2,488,000	(70,400)
Citibank N.A., New York	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	2,500,000	(93,479)
Citibank N.A., New York	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	629,000	(9,616)
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	2,024,000	(72,644)
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	1,532,000	(28,910)
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	1,979,501	(66,978)
UBS AG	CDX.EM.7 Index	Buy	(1.250)	06/20/12	USD	1,557,000	(23,846)
UBS AG	CDX.NA.HY.8 Index	Buy	(2.750)	06/20/12	USD	1,516,000	(26,608)
UBS AG	CDX.NA.HY.8 Index	Sell	2.750	06/20/12	USD	1,866,000	85,284
UBS AG	CDX.NA.HY.8 Index	Buy	(2.750)	06/20/12	USD	1,917,000	(44,801)
Citibank N.A., New York	CDX.NA.HY.9 Index	Buy	(3.750)	12/20/12	USD	11,335,000	—
Lehman Brothers Special Financing Inc.	CDX.NA.IG.8 Index	Buy	(0.350)	06/20/12	USD	8,638,000	(59,469)
Lehman Brothers Special Financing Inc.	CDX.NA.IG.8 Index	Buy	(0.350)	06/20/12	USD	8,638,000	(52,301)
Lehman Brothers Special Financing Inc.	CDX.NA.IG.8 Index	Buy	(0.350)	06/20/12	USD	3,885,000	(23,984)
UBS AG	CDX.NA.IG.8 Index	Buy	(0.350)	06/20/12	USD	1,557,000	(4,552)
Citibank N.A., New York	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.730)	09/20/12	USD	1,134,000	(15,845)
Citibank N.A., New York	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.720)	09/20/12	USD	194,000	(2,624)
Merrill Lynch International	Centurytel Inc. 7.875%, 08/15/12	Buy	(0.740)	09/20/12	USD	432,000	(6,228)
Citibank N.A., New York	CMS Energy Corp. 6.875%, 12/15/15	Sell	0.820	03/20/12	USD	190,000	(839)
Merrill Lynch International	CMS Energy Corp. 6.875%, 12/15/15	Sell	0.840	03/20/12	USD	1,020,000	(3,688)
Citibank N.A., New York	Computer Sciences Corp. 5.000%, 02/15/13	Buy	(0.780)	09/20/17	USD	1,687,000	(13,571)
Morgan Stanley Capital Services Inc.	Domtar Inc. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	543,500	(19,060)
UBS AG	Domtar Inc. 7.875%, 10/15/11	Sell	2.600	09/20/11	USD	542,000	18,047
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Sell	0.240	06/20/08	USD	2,799,000	(1,605)
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.725)	06/20/12	USD	979,000	2,606
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.600)	08/20/12	USD	800,000	(29,171)
Citibank N.A., New York	Federative Republic of Brazil 12.250%, 03/06/30	Sell	0.240	07/20/08	USD	1,970,000	(480)
Citibank N.A., New York	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.740)	07/20/12	USD	492,000	571
Lehman Brothers Special Financing Inc.	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.800)	07/20/12	USD	884,000	(1,527)
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.780)	07/20/12	USD	2,037,500	(1,200)
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(0.860)	08/20/12	USD	568,000	(1,923)
UBS AG	Federative Republic of Brazil 12.250%, 03/06/30	Buy	(1.150)	08/20/12	USD	1,376,000	4,299
Citibank N.A., New York	First Data Corp. 4.700%, 08/01/13	Buy	(5.350)	12/20/12	USD	990,000	—
Citibank N.A., New York	First Data Corp. 4.700%, 08/01/13	Buy	(5.900)	12/20/17	USD	559,000	—
Lehman Brothers Special Financing Inc.	First Data Corp. 4.700%, 08/01/13	Buy	(5.450)	12/20/12	USD	812,000	—
Merrill Lynch International	First Data Corp. 4.700%, 08/01/13	Buy	(5.450)	12/20/12	USD	1,219,000	—
Barclays Bank PLC	Gannett Co. 6.375%, 04/01/12	Buy	(0.780)	09/20/14	USD	765,000	(96)
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.690)	06/20/14	USD	1,101,000	4,211
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.860)	09/20/14	USD	499,000	(2,388)
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.770)	09/20/14	USD	484,000	221
Citibank N.A., New York	Gannett Co. 6.375%, 04/01/12	Buy	(0.810)	09/20/14	USD	484,000	(907)
Barclays Bank PLC	Georgia-Pacific Corp. 7.750%, 11/15/29	Sell	3.000	09/20/12	USD	406,000	1,479

PORTFOLIO OF INVESTMENTS
ING VP Balanced Portfolio	as of September 30, 2007 (Unaudited) (continued)

ING VP Balanced Portfolio Credit Default Swap Agreements Outstanding on September 30, 2007 (continued)

		Buy/Sell	(Pay)/Receive	Termination	Notional		Unrealized Appreciation/
Counterparty	Reference Entity/Obligation	Protection	Fixed Rate (%)	Date	Amount		(Depreciation)

Citibank N.A., New York	Georgia-Pacific Corp. 7.750%, 11/15/29	Sell	4.200	09/20/12	USD	450,000	$23,972
UBS AG	Georgia-Pacific Corp. 7.750%, 11/15/29	Sell	3.000	09/20/12	USD	152,000	554
Lehman Brothers Special Financing Inc.	Harrah’s Operating Co., Inc. 5.625%, 06/01/15	Sell	0.600	03/20/08	USD	3,972,000	(9,278)
UBS AG	HSBC Bank PLC 4.250%, 03/18/16	Buy	(0.400)	09/20/17	USD	720,000	2,268
UBS AG	LCDX.NA.8 Index	Sell	1.200	06/20/12	USD	7,705,962	176,980
UBS AG	LCDX.NA.8 Index	Sell	1.200	06/20/12	USD	2,010,000	230,145
UBS AG	LCDX.NA.8 Index	Buy	(1.200)	06/20/12	USD	3,852,981	(273,819)
UBS AG	LCDX.NA.8 Index	Buy	(1.200)	06/20/12	USD	648,923	(51,287)
Merrill Lynch International	Lennar Corp. 5.950%, 03/01/13	Buy	(2.300)	09/20/12	USD	854,000	32,456
UBS AG	Lennar Corp. 5.950%, 03/01/13	Buy	(1.230)	09/20/12	USD	2,109,000	172,825
UBS AG	Lennar Corp. 5.950%, 03/01/13	Buy	(1.400)	09/20/12	USD	1,860,000	139,938
Barclays Bank PLC	Merrill Lynch & Co. 5.000%, 01/15/15	Buy	(0.860)	09/20/12	USD	2,135,000	(22,914)
UBS AG	Merrill Lynch & Co. 5.000%, 01/15/15	Buy	(0.830)	09/20/12	USD	383,000	(3,604)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Sell	2.200	06/20/12	USD	193,000	1,590
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(2.450)	12/20/17	USD	1,108,000	19,059
Credit Suisse International	Norbord Inc. 7.250%, 07/01/12	Buy	(1.450)	06/20/14	USD	1,448,000	73,006
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(1.500)	06/20/12	USD	193,000	3,918
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(2.400)	12/20/17	USD	440,000	9,064
UBS AG	Norfolk Southern Corp. 7.700%, 05/15/17	Buy	(0.400)	09/20/12	USD	1,213,000	(8,837)
Lehman Brothers Special Financing Inc.	Radian Group Inc. 5.375%, 06/15/15	Sell	3.900	09/20/14	USD	1,887,900	39,325
UBS AG	Radian Group Inc. 5.375%, 06/15/15	Buy	(0.850)	09/20/14	USD	1,887,900	239,803
Citibank N.A., New York	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.290)	09/20/17	USD	928,000	11,300
UBS AG	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.400)	09/20/17	USD	720,000	2,356
Citibank N.A., New York	Simon Property Group LP 6.350%, 08/28/12	Buy	(0.380)	09/20/12	USD	200,000	739
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	194,000	(763)
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	436,000	(1,715)
UBS AG	Societe Generale 6.625%, 04/27/15	Buy	(0.380)	09/20/17	USD	720,000	4,626
Citibank N.A., New York	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.670)	09/20/17	USD	194,000	1,156
UBS AG	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.420)	09/20/17	USD	720,000	18,428
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)	03/20/14	USD	414,000	5,747
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.890)	03/20/14	USD	905,000	19,859
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.020)	03/20/14	USD	1,181,000	17,663
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	793,000	17,223
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.600)	09/20/17	USD	811,000	1,862
UBS AG	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	847,000	18,131
UBS AG	Toll Bros Finance Corp. 6.875%, 11/15/12	Buy	(1.000)	06/20/12	USD	1,756,000	108,662
UBS AG	Union Pacific Corp. 6.625%, 02/01/29	Buy	(0.410)	09/20/12	USD	1,213,000	(8,254)
Citibank N.A., New York	United Mexican States 7.500%, 04/08/33	Sell	0.160	07/20/08	USD	2,986,000	912
Citibank N.A., New York	United Mexican States 7.500%, 04/08/33	Buy	(0.355)	07/20/12	USD	373,000	1,463
UBS AG	United Mexican States 7.500%, 04/08/33	Buy	(0.620)	08/20/12	USD	1,453,000	(10,387)
Barclays Bank PLC	UST Inc. 6.625%, 07/15/12	Buy	(0.300)	03/20/14	USD	909,000	(1,235)
Bear Stearns Credit Products Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.280)	03/20/14	USD	2,475,000	(599)
Bear Stearns Credit Products Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.380)	03/20/17	USD	1,980,000	1,533
Morgan Stanley Capital Services Inc.	UST Inc. 6.625%, 07/15/12	Buy	(0.420)	03/20/17	USD	909,000	(2,025)
UBS AG	UST Inc. 6.625%, 07/15/12	Buy	(0.280)	03/20/14	USD	131,000	(32)
UBS AG	UST Inc. 6.625%, 07/15/12	Buy	(0.380)	03/20/17	USD	160,000	124
UBS AG	Westpac Banking Corp. 5.875%, 04/29/18	Buy	(0.350)	09/20/17	USD	720,000	1,670
Morgan Stanley Capital Services Inc.	Weyerhaeuser Co. 6.75%, 03/15/12	Buy	(0.880)	03/20/17	USD	909,000	10,294
Citibank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.580)	03/20/14	USD	157,000	1,746
JPMorgan Chase Bank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.640)	03/20/14	USD	974,000	7,632
Lehman Brothers Special Financing Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.570)	03/20/14	USD	905,000	10,563
Morgan Stanley Capital Services Inc.	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.600)	03/20/14	USD	1,644,000	16,486
Barclays Bank PLC	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.780	09/20/12	USD	874,000	5,899
Lehman Brothers Special Financing Inc.	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.780	09/20/12	USD	740,000	4,994
Lehman Brothers Special Financing Inc.	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.770	09/20/12	USD	1,840,000	11,605
UBS AG	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.790	09/20/12	USD	606,000	4,358
Citibank N.A., New York	Williams Partners LP 7.500%, 06/15/11	Sell	1.030	03/20/12	USD	1,036,947	6,530
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)	09/20/16	USD	1,025,000	(4,531)
UBS AG	XL Capital Ltd. 5.250%, 09/15/14	Buy	(0.610)	09/20/16	USD	2,050,000	(9,061)
							$556,971

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)        There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING VP Balanced Portfolio, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 29, 2007

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 29, 2007